Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated July 9, 2008

to the Prospectus for Class A, B and C Shares of Allianz Domestic Stock Funds

Dated November 1, 2007 (as revised January 1, 2008)

Disclosure Relating to the Allianz CCM Capital Appreciation Fund

The “Performance Information” section of the Fund Summary relating to the Fund is revised to incorporate the following updated performance information current through March 31, 2008:

Calendar Year Total Returns – Class A

The bar chart is revised to reflect a total annual return in 2007 equal to 17.11%.

More Recent Return Information

The More Recent Return information is revised to reflect a return of -12.26% during the period 1/1/08 to 3/31/08.

Average Annual Total Returns (for periods ended 12/31/07)

The table is revised to incorporate the following updated information:

	1 Year	5 Years	10 Years	Fund Inception
Class A – Before Taxes	10.67%	12.80%	6.24%	11.46%
Class A – After Taxes on Distributions	8.60%	12.13%	4.42%	9.50%
Class A – After Taxes on Distributions and Sale of Fund Shares	8.25%	11.05%	4.59%	9.29%
Class B	11.19%	12.97%	6.29%	11.49%
Class C	15.28%	13.24%	6.06%	11.01%
Russell 1000 Growth Index	11.81%	12.11%	3.83%	9.24%
S&P 500 Index	5.49%	12.83%	5.91%	10.79%
Lipper Large-Cap Growth Funds Average (4)	14.17%	11.83%	5.10%	9.40%

Footnote 4 to the Average Annual Total Returns table is replaced with the following:

The Lipper Large-Cap Growth Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in companies with market capitalizations of greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. It does not take into account sales charges.

Disclosure Relating to the Allianz CCM Focused Growth Fund

The “Performance Information” section of the Fund Summary relating to the Fund is revised to incorporate the following updated performance information current through March 31, 2008:

Calendar Year Total Returns – Class A

The bar chart is revised to reflect a total annual return in 2007 equal to 12.45%.

More Recent Return Information

The More Recent Return information is revised to reflect a return of -11.93% during the period 1/1/08 to 3/31/08.

Average Annual Total Returns (for periods ended 12/31/07)

The table is revised to incorporate the following updated information:

	1 Year	5 Years	Fund Inception
Class A – Before Taxes	6.26%	14.78%	1.40%
Class A – After Taxes on Distributions	6.23%	14.68%	0.79%
Class A – After Taxes on Distributions and Sale of Fund Shares	4.08%	12.97%	0.84%
Class C	10.56%	15.25%	1.35%
Russell 1000 Growth Index	11.81%	12.11%	-0.42%
Lipper Large-Cap Growth Funds Average (3)	14.17%	11.83%	1.39%

Footnote 3 to the Average Annual Total Returns table is replaced with the following:

The Lipper Large-Cap Growth Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in companies with market capitalizations of greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. It does not take into account sales charges.

Disclosure Relating to the Allianz CCM Mid-Cap Fund

The “Performance Information” section of the Fund Summary relating to the Fund is revised to incorporate the following updated performance information current through March 31, 2008:

Calendar Year Total Returns – Class A

The bar chart is revised to reflect a total annual return in 2007 equal to 21.53%.

More Recent Return Information

The More Recent Return information is revised to reflect a return of -12.92% during the period 1/1/08 to 3/31/08.

Average Annual Total Returns (for periods ended 12/31/07)

The table is revised to incorporate the following updated information:

	1 Year	5 Years	10 Years	Fund Inception
Class A – Before Taxes	14.85%	15.74%	7.47%	11.98%
Class A – After Taxes on Distributions	12.38%	14.83%	5.91%	10.32%
Class A – After Taxes on Distributions and Sale of Fund Shares	11.27%	13.62%	5.74%	9.92%
Class B	15.65%	15.95%	7.52%	12.01%
Class C	19.63%	16.18%	7.27%	11.53%
Russell Midcap Growth Index	11.43%	17.90%	7.59%	10.76%
Lipper Mid-Cap Core Funds Average	6.24%	15.67%	9.72%	11.89%

The footnotes to the Average Annual Total Returns table remain unchanged.

Disclosure Relating to the Allianz NACM Growth Fund

The Allianz NACM Growth Fund has changed its investment guidelines so as to define large capitalization companies as those with market capitalizations comparable to the companies included in the Russell 1000 Growth Index (i.e., a market capitalization of between approximately $1.4 billion and approximately $469 billion as of May 30, 2008). The second sentence of the Fund’s Fund Summary and references to the Fund’s “Approximate Primary Capitalization Range” are revised to reflect this definition.

The “Performance Information” section of the Fund Summary relating to the Fund is revised to incorporate the following updated performance information current through March 31, 2008:

Calendar Year Total Returns – Class A

The bar chart is revised to reflect a total annual return in 2007 equal to 17.23%.

More Recent Return Information

The More Recent Return information is revised to reflect a return of -14.20% during the period 1/1/08 to 3/31/08.

Average Annual Total Returns (for periods ended 12/31/07)

The table is revised to incorporate the following updated information:

	1 Year	5 Years	Fund Inception
Class A – Before Taxes	10.78%	11.90%	11.07%
Class A – After Taxes on Distributions	10.16%	11.04%	10.28%
Class A – After Taxes on Distributions and Sale of Fund Shares	7.18%	9.96%	9.28%
Class B	11.41%	12.06%	11.26%
Class C	15.42%	12.30%	11.37%
Russell 1000 Growth Index	11.81%	12.11%	10.36%
Lipper Multi-Cap Growth Funds Average	14.99%	15.48%	13.48%

The footnotes to the Average Annual Total Returns table remain unchanged.

Disclosure Relating to the Allianz NACM Mid-Cap Growth Fund

The “Performance Information” section of the Fund Summary relating to the Fund is revised to incorporate the following updated performance information current through March 31, 2008:

Calendar Year Total Returns – Class A

The bar chart is revised to reflect a total annual return in 2007 equal to 8.65%.

More Recent Return Information

The More Recent Return information is revised to reflect a return of -10.15% during the period 1/1/08 to 3/31/08.

Highest Quarter Returns

The Highest Quarter Return information is revised to reflect a return of 9.24% the First Quarter of 2006.

Lowest Quarter Returns

The Lowest Quarter Return information is revised to reflect a return of -5.57% the Second Quarter of 2006.

Average Annual Total Returns (for periods ended 12/31/07)

The table is revised to incorporate the following updated information:

	1 Year	Fund Inception
Class A – Before Taxes	2.67%	9.73%
Class A – After Taxes on Distributions	-0.48%	8.21%
Class A – After Taxes on Distributions and Sale of Fund Shares	2.99%	7.73%
Class C	7.01%	10.57%
Russell Midcap Growth Index	11.43%	11.53%
Lipper Mid-Cap Core Funds Average	6.24%	8.36%

The footnotes to the Average Annual Total Returns table remain unchanged.

Disclosure Relating to the Allianz NFJ All-Cap Value Fund

The “Performance Information” section of the Fund Summary relating to the Fund is revised to incorporate the following updated performance information current through March 31, 2008:

Calendar Year Total Returns – Class A

The bar chart is revised to reflect a total annual return in 2007 equal to -5.40%.

More Recent Return Information

The More Recent Return information is revised to reflect a return of -7.94% during the period 1/1/08 to 3/31/08.

Lowest Quarter Returns

The Lowest Quarter Return information is revised to reflect a return of -7.27% the Fourth Quarter of 2007.

Average Annual Total Returns (for periods ended 12/31/07)

The table is revised to incorporate the following updated information:

	1 Year	5 Years	Fund Inception
Class A – Before Taxes	-10.61%	12.19%	13.61%
Class A – After Taxes on Distributions	-16.48%	9.72%	11.15%
Class A – After Taxes on Distributions and Sale of Fund Shares	-4.19%	9.56%	10.82%
Class B	-9.57%	12.34%	13.81%
Class C	-6.89%	12.59%	13.91%
Russell 3000 Value Index	-1.01%	14.69%	13.01%
Lipper Multi-Cap Value Funds Average	0.33%	13.85%	12.18%

The footnotes to the Average Annual Total Returns table remain unchanged.

Disclosure Relating to the Allianz NFJ Dividend Value Fund

The “Performance Information” section of the Fund Summary relating to the Fund is revised to incorporate the following updated performance information current through March 31, 2008:

Calendar Year Total Returns – Class A

The bar chart is revised to reflect a total annual return in 2007 equal to 4.24%.

More Recent Return Information

The More Recent Return information is revised to reflect a return of -7.57% during the period 1/1/08 to 3/31/08.

Average Annual Total Returns (for periods ended 12/31/07)

The table is revised to incorporate the following updated information:

	1 Year	5 Years	Fund Inception
Class A – Before Taxes	-1.49%	14.65%	11.52%
Class A – After Taxes on Distributions	-3.61%	13.41%	9.76%
Class A – After Taxes on Distributions and Sale of Fund Shares	-0.57%	12.24%	9.11%
Class B	-1.37%	14.87%	11.59%
Class C	2.49%	15.08%	11.51%
Russell 1000 Value Index	-0.17%	14.63%	7.17%
Lipper Equity Income Funds Average	4.00%	12.94%	6.38%

The footnotes to the Average Annual Total Returns table remain unchanged.

Disclosure Relating to the Allianz NFJ Large-Cap Value Fund

The “Performance Information” section of the Fund Summary relating to the Fund is revised to incorporate the following updated performance information current through March 31, 2008:

Calendar Year Total Returns – Class A

The bar chart is revised to reflect a total annual return in 2007 equal to 3.50%.

More Recent Return Information

The More Recent Return information is revised to reflect a return of -7.96% during the period 1/1/08 to 3/31/08.

Average Annual Total Returns (for periods ended 12/31/07)

The table is revised to incorporate the following updated information:

	1 Year	5 Years	Fund Inception
Class A – Before Taxes	-2.20%	13.57%	10.39%
Class A – After Taxes on Distributions	-3.07%	12.56%	9.17%
Class A – After Taxes on Distributions and Sale of Fund Shares	-1.26%	11.37%	8.40%
Class B	-2.29%	13.78%	10.39%
Class C	1.70%	14.01%	10.39%
Russell Top 200 Value Index	0.25%	13.12%	4.87%
Lipper Large-Cap Value Funds Average	2.18%	13.12%	6.02%

The footnotes to the Average Annual Total Returns table remain unchanged.

Disclosure Relating to the Allianz NFJ Mid-Cap Value Fund

The “Performance Information” section of the Fund Summary relating to the Fund is revised to contain the following performance information current through March 31, 2008:

Calendar Year Total Returns – Class A

A bar chart is inserted to reflect a total annual return in 2007 equal to -1.08%.

More Recent Return Information

The More Recent Return information is revised to reflect a return of -6.75% during the period 1/1/08 to 3/31/08.

Highest Quarter Returns

The Highest Quarter Return information is revised to reflect a return of 8.16% the Second Quarter of 2007.

Lowest Quarter Returns

The Lowest Quarter Return information is revised to reflect a return of -5.58% the Third Quarter of 2007.

Average Annual Total Returns (for periods ended 12/31/07)

The table is revised to incorporate the following updated information:

	1 Year	Fund Inception (8/21/06) (4)
Class A – Before Taxes (1)	-6.51%	1.07%
Class A – After Taxes on Distributions (1)	-8.61%	-0.72%
Class A – After Taxes on Distributions and Sale of Fund Shares (1)	-4.20%	-0.08%
Class C	-2.78%	4.51%
Russell Midcap Value Index (2)	-1.42%	6.18%
Lipper Mid-Cap Value Funds Average (3)	1.82%	8.53%

(1)	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for Classes B and C will vary.

(2)	The Russell Midcap Value Index is an unmanaged index that measures the performance of medium capitalization companies in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. It is not possible to invest directly in the index.

(3)	The Lipper Mid-Cap Value Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least 75% of equity assets in companies with market capitalizations (on a three-year weighted basis) less than 300% of the dollar-weighted median of the S&P SuperComposite 1500 Index’s middle 1000 securities. It does not take into account sales charges.

(4)	The Fund began operations on 8/21/06. Index comparisons begin on 8/31/06.

Disclosure Relating to the Allianz NFJ Small-Cap Value Fund

The “Performance Information” section of the Fund Summary relating to the Fund is revised to incorporate the following updated performance information current through March 31, 2008:

Calendar Year Total Returns – Class A

The bar chart is revised to reflect a total annual return in 2007 equal to 6.11%.

More Recent Return Information

The More Recent Return information is revised to reflect a return of -3.71% during the period 1/1/08 to 3/31/08.

Average Annual Total Returns (for periods ended 12/31/07)

The table is revised to incorporate the following updated information:

	1 Year	5 Years	10 Years	Fund Inception
Class A – Before Taxes	0.27%	16.02%	10.08%	13.31%
Class A – After Taxes on Distributions	-1.79%	14.35%	8.87%	11.37%
Class A – After Taxes on Distributions and Sale of Fund Shares	1.88%	13.61%	8.42%	10.91%
Class B	0.59%	16.25%	10.13%	13.35%
Class C	4.34%	16.47%	9.88%	12.87%
Russell 2000 Value Index	-9.78%	15.80%	9.06%	13.46%
Lipper Small-Cap Value Funds Average	-5.49%	14.93%	8.80%	12.19%

The footnotes to the Average Annual Total Returns table remain unchanged.

Disclosure Relating to the Allianz OCC Equity Premium Strategy Fund

The “Performance Information” section of the Fund Summary relating to the Fund is revised to incorporate the following updated performance information current through March 31, 2008:

Calendar Year Total Returns – Class A

The bar chart is revised to reflect a total annual return in 2007 equal to 5.42%.

More Recent Return Information

The More Recent Return information is revised to reflect a return of -12.93% during the period 1/1/08 to 3/31/08.

Average Annual Total Returns (for periods ended 12/31/07)

The table is revised to incorporate the following updated information:

	1 Year	5 Years	10 Years	Fund Inception
Class A – Before Taxes	-0.38%	10.64%	8.79%	11.50%
Class A – After Taxes on Distributions	-2.60%	9.50%	4.88%	7.19%
Class A – After Taxes on Distributions and Sale of Fund Shares	-0.23%	8.61%	5.22%	7.40%
Class B	-0.25%	10.79%	8.84%	11.54%
Class C	3.67%	11.06%	8.60%	11.16%
S&P 500 Index	5.49%	12.83%	5.91%	11.27%
Lipper Large-Cap Core Funds Average	5.78%	11.72%	5.03%	9.85%

The footnotes to the Average Annual Total Returns table remain unchanged.

Disclosure Relating to the Allianz OCC Growth Fund

The “Performance Information” section of the Fund Summary relating to the Fund is revised to incorporate the following updated performance information current through March 31, 2008:

Calendar Year Total Returns – Class C

The bar chart is revised to reflect a total annual return in 2007 equal to 17.80%.

More Recent Return Information

The More Recent Return information is revised to reflect a return of -12.37% during the period 1/1/08 to 3/31/08.

Average Annual Total Returns (for periods ended 12/31/07)

The table is revised to incorporate the following updated information:

	1 Year	5 Years	10 Years	Fund Inception
Class A – Before Taxes	12.13%	13.27%	4.72%	11.94%
Class A – After Taxes on Distributions	12.13%	13.27%	3.97%	10.01%
Class A – After Taxes on Distributions and Sale of Fund Shares	7.88%	11.65%	3.88%	9.77%
Class B	12.75%	13.46%	4.74%	11.96%
Class C	16.80%	13.69%	4.51%	11.37%
Russell 1000 Growth Index	11.81%	12.11%	3.83%	11.51%
Lipper Large-Cap Growth Funds Average	14.17%	11.83%	5.10%	13.52%

The footnotes to the Average Annual Total Returns table remain unchanged.

Disclosure Relating to the Allianz OCC Opportunity Fund

The “Performance Information” section of the Fund Summary relating to the Fund is revised to incorporate the following updated performance information current through March 31, 2008:

Calendar Year Total Returns – Class C

The bar chart is revised to reflect a total annual return in 2007 equal to 7.53%.

More Recent Return Information

The More Recent Return information is revised to reflect a return of -20.92% during the period 1/1/08 to 3/31/08.

Average Annual Total Returns (for periods ended 12/31/07)

The table is revised to incorporate the following updated information:

	1 Year	5 Years	10 Years	Fund Inception
Class A – Before Taxes	2.34%	18.03%	6.87%	13.43%
Class A – After Taxes on Distributions	-0.59%	17.28%	4.73%	10.99%
Class A – After Taxes on Distributions and Sale of Fund Shares	2.47%	15.64%	4.79%	10.83%
Class B	2.84%	18.27%	6.93%	13.45%
Class C	6.60%	18.47%	6.68%	12.87%
Russell 2000 Growth Index	7.05%	16.50%	4.32%	7.96%
Lipper Small-Cap Growth Funds Average	8.68%	15.47%	7.35%	8.89%

The footnotes to the Average Annual Total Returns table remain unchanged.

Disclosure Relating to the Allianz OCC Target Fund

The “Performance Information” section of the Fund Summary relating to the Fund is revised to incorporate the following updated performance information current through March 31, 2008:

Calendar Year Total Returns – Class A

The bar chart is revised to reflect a total annual return in 2007 equal to 19.12%.

More Recent Return Information

The More Recent Return information is revised to reflect a return of -13.02% during the period 1/1/08 to 3/31/08.

Average Annual Total Returns (for periods ended 12/31/07)

The table is revised to incorporate the following updated information:

	1 Year	5 Years	10 Years	Fund Inception
Class A – Before Taxes	12.56%	17.28%	9.20%	12.21%
Class A – After Taxes on Distributions	10.52%	16.85%	8.03%	10.20%
Class A – After Taxes on Distributions and Sale of Fund Shares	9.70%	15.17%	7.52%	9.76%
Class B	13.23%	17.51%	9.30%	12.24%
Class C	17.24%	17.71%	9.05%	11.83%
Russell Midcap Growth Index	11.43%	17.90%	7.59%	10.31%
Lipper Mid-Cap Growth Funds Average	16.62%	16.48%	7.78%	9.97%

The footnotes to the Average Annual Total Returns table remain unchanged.

Disclosure Relating to the Allianz OCC Value Fund

The “Performance Information” section of the Fund Summary relating to the Fund is revised to incorporate the following updated performance information current through March 31, 2008:

Calendar Year Total Returns – Class A

The bar chart is revised to reflect a total annual return in 2007 equal to -5.75%.

More Recent Return Information

The More Recent Return information is revised to reflect a return of -17.56% during the period 1/1/08 to 3/31/08.

Average Annual Total Returns (for periods ended 12/31/07)

The table is revised to incorporate the following updated information:

	1 Year	5 Years	10 Years	Fund Inception
Class A – Before Taxes	-10.94%	13.23%	9.10%	12.10%
Class A – After Taxes on Distributions	-14.79%	11.00%	6.21%	8.96%
Class A – After Taxes on Distributions and Sale of Fund Shares	-5.23%	10.79%	6.36%	8.91%
Class B	-10.30%	13.42%	9.14%	12.18%
Class C	-7.21%	13.66%	8.91%	11.71%
Russell 1000 Value Index	-0.17%	14.63%	7.68%	12.17%
Lipper Large-Cap Value Funds Average	2.18%	13.12%	6.24%	10.52%

The footnotes to the Average Annual Total Returns table remain unchanged.

Disclosure Relating to the Allianz RCM Large-Cap Growth Fund

The “Performance Information” section of the Fund Summary relating to the Fund is revised to incorporate the following updated performance information current through March 31, 2008:

Calendar Year Total Returns – Class A

The bar chart is revised to reflect a total annual return in 2007 equal to 13.01%.

More Recent Return Information

The More Recent Return information is revised to reflect a return of -12.32% during the period 1/1/08 to 3/31/08.

Average Annual Total Returns (for periods ended 12/31/07)

The table is revised to incorporate the following updated information:

	1 Year	5 Years	10 Years	Fund Inception
Class A – Before Taxes	6.79%	9.61%	5.93%	8.03%
Class A – After Taxes on Distributions	5.52%	9.16%	4.78%	6.77%
Class A – After Taxes on Distributions and Sale of Fund Shares	6.04%	8.34%	4.74%	6.55%
Class B	7.15%	9.76%	5.90%	8.00%
Class C	11.21%	10.03%	5.74%	7.78%
Russell 1000 Growth Index (2)	11.81%	12.11%	3.83%	6.01%
S&P 500 Index	5.49%	12.83%	5.91%	8.15%
Lipper Large-Cap Growth Funds Average	14.17%	11.83%	5.10%	6.62%

The footnotes to the Average Annual Total Returns table currently numbered 2, 3 and 4 are renumbered 3, 4 and 5, and the references in the table itself to these footnotes are renumbered accordingly. A new footnote number 2 relating to the Russell 1000 Growth Index is inserted to read as follows:

The Russell 1000 Growth Index is an unmanaged index that measures the performance of companies in the Russell 1000 Index considered to have a greater than average growth orientation. It is not possible to invest directly in the index. The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which consists of the 3,000 largest U.S. companies based on total market capitalization. The Russell 1000 Growth Index replaced the S&P 500 Index as the Fund’s primary benchmark because the Adviser believes the Russell 1000 Growth Index is more representative of the Fund’s investment strategy.

Disclosure Relating to the Allianz RCM Mid-Cap Fund

The “Performance Information” section of the Fund Summary relating to the Fund is revised to incorporate the following updated performance information current through March 31, 2008:

Calendar Year Total Returns – Class A

The bar chart is revised to reflect a total annual return in 2007 equal to 13.76%.

More Recent Return Information

The More Recent Return information is revised to reflect a return of -10.88% during the period 1/1/08 to 3/31/08.

Average Annual Total Returns (for periods ended 12/31/07)

The table is revised to incorporate the following updated information:

	1 Year	5 Years	10 Years	Fund Inception
Class A – Before Taxes	7.51%	12.86%	6.23%	14.46%
Class A – After Taxes on Distributions	7.35%	11.68%	2.25%	9.62%
Class A – After Taxes on Distributions and Sale of Fund Shares	5.09%	10.70%	3.19%	10.00%
Class B	7.93%	13.23%	6.37%	14.46%
Class C	11.58%	13.33%	6.14%	13.92%
Russell Midcap Index	5.60%	18.21%	9.91%	14.73%
Russell Midcap Growth Index	11.43%	17.90%	7.59%	13.64%
Lipper Mid-Cap Growth Funds Average	16.62%	16.48%	7.78%	12.43%

The footnotes to the Average Annual Total Returns table remain unchanged.

Disclosure Relating to the Allianz RCM Strategic Growth Fund

The “Performance Information” section of the Fund Summary relating to the Fund is revised to contain the following updated performance information current through March 31, 2008:

Calendar Year Total Returns – Class A

A bar chart is inserted to reflect a total annual return in 2007 equal to 21.94%.

More Recent Return Information

The More Recent Return information is revised to reflect a return of -12.30% during the period 1/1/08 to 3/31/08.

Highest Quarter Returns

The Highest Quarter Return information is revised to reflect a return of 8.65% the Third Quarter of 2007.

Lowest Quarter Returns

The Lowest Quarter Return information is revised to reflect a return of 2.50% the First Quarter of 2007.

Average Annual Total Returns (for periods ended 12/31/07)

The table is revised to incorporate the following updated information:

	1 Year	Fund Inception (3/31/06) (5)
Class A – Before Taxes (1)	15.24%	7.68%
Class A – After Taxes on Distributions (1)	14.45%	7.26%
Class A – After Taxes on Distributions and Sale of Fund Shares (1)	10.26%	6.39%
Class C	19.91%	10.33%
Russell 3000 Growth Index (2)	11.40%	9.47%
Russell 1000 Growth Index (3)	11.81%	10.08%
Lipper Multi-Cap Growth Funds Average (4)	14.99%	9.97%

(1)	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for Class C will vary.

(2)	The Russell 3000 Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000 companies with higher price-to-book ratios and higher forecasted growth values. It is not possible to invest directly in the index.

(3)	The Russell 1000 Growth Index is an unmanaged index that measures the performance of companies in the Russell 1000 Index considered to have a greater than average growth orientation. It is not possible to invest directly in the index. The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which consists of the 3,000 largest U.S. companies based on total market capitalization.

(4)	The Lipper Multi-Cap Growth Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest in companies with a variety of capitalization ranges without concentrating in any one market capitalization range over an extended period of time. It does not take into account sales charges.

(5)	The Fund began operations on 3/31/06. Index comparisons begin on 3/31/06.

Disclosure Relating to All Funds

The sub-section captioned “Regulatory and Litigation Matters” in the section of the Prospectus titled “Management of the Funds” is replaced in its entirety with the following:

Regulatory and Litigation Matters

In September 2004, Allianz Global Fund Management, PEA Capital LLC (“PEA”) and AGID settled a regulatory action with the SEC that alleged violations of various antifraud provisions of the federal securities laws in connection with an alleged market timing arrangement involving trading of shares of the PEA Growth Fund (now the OCC Growth Fund), the PEA Opportunity Fund (now the OCC Opportunity Fund), the PEA Innovation Fund and the PEA Target Fund (now the OCC Target Fund). PEA, AGID and Allianz Global Investors of America L.P. (“AGI”) reached a settlement relating to the same subject matter with the Attorney General of the State of New Jersey in June 2004. AGI, Allianz Global Fund Management, PEA and AGID paid a total of $68 million to the SEC and New Jersey to settle the claims related to market timing. In addition to monetary payments, the settling parties agreed to undertake certain corporate governance, compliance and disclosure reforms related to market timing, and consented to cease and desist orders and censures. The settling parties did not admit or deny the findings in these settlements. Subsequent to these events, PEA deregistered as an investment adviser and dissolved.

Since February 2004, Allianz Global Fund Management, AGID and certain of their affiliates and employees, various Funds and other affiliated investment companies, the Funds’ sub-advisers, the Trust and certain current and former Trustees of the Trust have been named as defendants in eleven lawsuits filed in various jurisdictions, which have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. The lawsuits generally relate to the same allegations that are the subject of the regulatory proceedings discussed above. The lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts, restitution and waiver of or return of certain sales charges paid by Fund shareholders.

In July 2008, two individual shareholders of the Allianz OCC Target Fund and one individual shareholder of the Allianz OCC Growth Fund filed a civil action in Suffolk Superior Court in The Commonwealth of Massachusetts against the Trust and each of its Trustees to compel the Trust to allow the shareholders to inspect various books, records and other documents relating to the Trust’s securities lending program (the “Program”). Prior to bringing this action, these same shareholders had made demands relating to the Program, which the independent Trustees rejected. The action seeks inspection rights, but not any monetary damages other than reasonable attorneys’ fees and related costs. The Trust and Trustees intend to defend this action vigorously.

It is possible that these matters and/or other developments resulting from these matters could result in increased Fund redemptions or other adverse consequences to the Funds. However, Allianz Global Fund Management and AGID believe that these matters are not likely to have a material adverse effect on the Funds or on Allianz Global Fund Management’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Funds.

The foregoing speaks only as of the date of this Prospectus. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure will be updated if those developments are likely to have a material adverse effect on the Funds or on the ability of Allianz Global Fund Management, AGID or the Funds’ sub-advisers to perform their respective contracts with respect to the Funds.

Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated July 9, 2008

to the Prospectus for Class A, B and C Shares of Allianz International/Sector Stock Funds

Dated November 1, 2007 (as revised January 1, 2008)

Disclosure Relating to the Allianz NACM Emerging Markets Opportunities Fund

The Allianz NACM Emerging Markets Opportunities Fund has changed the range of its approximate number of portfolio holdings. The disclosure in the Fund Summary relating to the Fund and the Summary Information table in the Prospectus is revised to reflect the “Approximate Number of Holdings” as between “100-150.”

The “Performance Information” section of the Fund Summary relating to the Fund is revised to incorporate the following updated performance information current through March 31, 2008:

Calendar Year Total Returns – Class A

The bar chart is revised to reflect a total annual return in 2007 equal to 47.87%.

More Recent Return Information

The More Recent Return information is revised to reflect a return of -11.29% during the period 1/1/08 to 3/31/08.

Average Annual Total Returns (for periods ended 12/31/07)

The table is revised to incorporate the following updated information:

	1 Year	Fund Inception
Class A – Before Taxes	39.74%	41.07%
Class A – After Taxes on Distributions	38.79%	40.24%
Class A – After Taxes on Distributions and Sale of Fund Shares	27.02%	36.28%
Class C	45.68%	42.22%
MSCI Emerging Markets Index	39.39%	37.66%
Lipper Emerging Markets Funds Average	36.48%	35.80%

The footnotes to the Average Annual Total Returns table remain unchanged.

Disclosure Relating to the Allianz NACM Global Fund

The Allianz NACM Global Fund has changed the range of its approximate number of portfolio holdings. The disclosure in the Fund Summary relating to the Fund and the Summary Information table in the Prospectus is revised to reflect the “Approximate Number of Holdings” as between “50-100.”

The “Performance Information” section of the Fund Summary relating to the Fund is revised to incorporate the following updated performance information current through March 31, 2008:

Calendar Year Total Returns – Class A

The bar chart is revised to reflect a total annual return in 2007 equal to 16.37%.

More Recent Return Information

The More Recent Return information is revised to reflect a return of -9.71% during the period 1/1/08 to 3/31/08.

Average Annual Total Returns (for periods ended 12/31/07)

The table is revised to incorporate the following updated information:

	1 Year	5 Years	Fund Inception
Class A – Before Taxes	9.97%	19.24%	18.41%
Class A – After Taxes on Distributions	7.44%	17.26%	16.58%
Class A – After Taxes on Distributions and Sale of Fund Shares	7.39%	15.89%	15.27%
Class B	10.51%	19.51%	18.69%
Class C	14.53%	19.70%	18.77%
MSCI ACWI Free Index	11.66%	18.24%	15.87%
Lipper Global Multi-Cap Growth Funds Average	15.75%	18.65%	16.15%

The footnotes to the Average Annual Total Returns table remain unchanged.

Disclosure Relating to the Allianz NACM International Fund

The “Performance Information” section of the Fund Summary relating to the Fund is revised to incorporate the following updated performance information current through March 31, 2008:

Calendar Year Total Returns – Class A

The bar chart is revised to reflect a total annual return in 2007 equal to 3.35%.

More Recent Return Information

The More Recent Return information is revised to reflect a return of -10.87% during the period 1/1/08 to 3/31/08.

Average Annual Total Returns (for periods ended 12/31/07)

The table is revised to incorporate the following updated information:

	1 Year	5 Years	Fund Inception
Class A – Before Taxes	-2.33%	23.07%	12.84%
Class A – After Taxes on Distributions	-6.45%	20.93%	11.27%
Class A – After Taxes on Distributions and Sale of Fund Shares	-0.42%	19.40%	10.49%
Class C	1.68%	23.54%	12.95%
MSCI EAFE Index	11.17%	21.59%	10.12%
Lipper International Multi-Cap Core Funds Average	12.05%	20.76%	10.30%

The footnotes to the Average Annual Total Returns table remain unchanged.

Disclosure Relating to the Allianz NACM Pacific Rim Fund

The “Performance Information” section of the Fund Summary relating to the Fund is revised to incorporate the following updated performance information current through March 31, 2008:

Calendar Year Total Returns – Class A

The bar chart is revised to reflect a total annual return in 2007 equal to 21.85%.

More Recent Return Information

The More Recent Return information is revised to reflect a return of -10.69% during the period 1/1/08 to 3/31/08.

Average Annual Total Returns (for periods ended 12/31/07)

The table is revised to incorporate the following updated information:

	1 Year	5 Years	10 Years	Fund Inception
Class A – Before Taxes	15.15%	26.56%	15.11%	15.11%
Class A – After Taxes on Distributions	12.23%	25.22%	11.36%	11.36%
Class A – After Taxes on Distributions and Sale of Fund Shares	11.79%	23.25%	10.95%	10.95%
Class B	15.87%	26.92%	15.12%	15.12%
Class C	19.94%	27.03%	14.89%	14.89%
MSCI Pacific Index	5.30%	19.01%	6.83%	6.83%
Lipper Pacific Region Funds Average	16.19%	24.43%	10.17%	10.17%

The footnotes to the Average Annual Total Returns table remain unchanged.

Disclosure Relating to the Allianz NFJ International Value Fund

The “Performance Information” section of the Fund Summary relating to the Fund is revised to incorporate the following updated performance information current through March 31, 2008:

Calendar Year Total Returns – Class A

The bar chart is revised to reflect a total annual return in 2007 equal to 26.96%.

More Recent Return Information

The More Recent Return information is revised to reflect a return of -6.95% during the period 1/1/08 to 3/31/08.

Lowest Quarter Returns

The Lowest Quarter Return information is revised to reflect a return of -1.22% the Fourth Quarter of 2007.

Average Annual Total Returns (for periods ended 12/31/07)

The table is revised to incorporate the following updated information:

	1 Year	Fund Inception
Class A – Before Taxes	19.97%	30.13%
Class A – After Taxes on Distributions	17.54%	26.67%
Class A – After Taxes on Distributions and Sale of Fund Shares	13.39%	24.55%
Class C	24.97%	30.71%
MSCI AC World Index ex USA	16.65%	25.38%
Lipper International Multi-Cap Value Funds Average	8.61%	22.92%

The footnotes to the Average Annual Total Returns table remain unchanged.

Disclosure Relating to the Allianz RCM Biotechnology Fund

The “Performance Information” section of the Fund Summary relating to the Fund is revised to incorporate the following updated performance information current through March 31, 2008:

Calendar Year Total Returns – Class A

The bar chart is revised to reflect a total annual return in 2007 equal to 2.35%.

More Recent Return Information

The More Recent Return information is revised to reflect a return of -9.53% during the period 1/1/08 to 3/31/08.

Average Annual Total Returns (for periods ended 12/31/07)

The table is revised to incorporate the following updated information:

	1 Year	5 Years	10 Years	Fund Inception
Class A – Before Taxes	-3.28%	8.10%	11.66%	11.65%
Class A – After Taxes on Distributions	-3.28%	8.10%	10.75%	10.75%
Class A – After Taxes on Distributions and Sale of Fund Shares	-2.13%	7.03%	9.78%	9.77%
Class B	-3.39%	8.23%	11.61%	11.61%
Class C	0.57%	8.52%	11.44%	11.44%
S&P 500 Index	5.49%	12.83%	5.91%	5.91%
NASDAQ Biotechnology Index	4.58%	10.94%	10.66%	10.66%
Lipper Health/Biotechnology Funds Average	8.84%	12.31%	9.12%	9.12%

The footnotes to the Average Annual Total Returns table remain unchanged.

Disclosure Relating to the Allianz RCM Global Resources Fund

The “Performance Information” section of the Fund Summary relating to the Fund is revised to incorporate the following updated performance information current through March 31, 2008:

Calendar Year Total Returns – Class A

The bar chart is revised to reflect a total annual return in 2007 equal to 52.61%.

More Recent Return Information

The More Recent Return information is revised to reflect a return of -9.47% during the period 1/1/08 to 3/31/08.

Average Annual Total Returns (for periods ended 12/31/07)

The table is revised to incorporate the following updated information:

	1 Year	Fund Inception
Class A – Before Taxes	44.22%	34.45%
Class A – After Taxes on Distributions	43.48%	31.63%
Class A – After Taxes on Distributions and Sale of Fund Shares	29.31%	28.73%
Class C	50.53%	35.62%
MSCI World Index	9.04%	14.14%
World Energy & Materials Composite	31.14%	27.64%
Lipper Global Natural Resources Funds Average (4)	39.76%	33.20%

Footnote 4 to the Average Annual Total Returns table is replaced with the following:

The Lipper Global Natural Resources Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in the equity securities of domestic and foreign companies engaged in natural resources. It does not take into account sales charges.

Disclosure Relating to the Allianz RCM Global Small-Cap Fund

The “Performance Information” section of the Fund Summary relating to the Fund is revised to incorporate the following updated performance information current through March 31, 2008:

Calendar Year Total Returns – Class A

The bar chart is revised to reflect a total annual return in 2007 equal to 4.93%.

More Recent Return Information

The More Recent Return information is revised to reflect a return of -13.84% during the period 1/1/08 to 3/31/08.

Average Annual Total Returns (for periods ended 12/31/07)

The table is revised to incorporate the following updated information:

	1 Year	5 Years	10 Years	Fund Inception
Class A – Before Taxes	-0.84%	22.15%	13.21%	14.24%
Class A – After Taxes on Distributions	-2.03%	21.85%	12.29%	12.91%
Class A – After Taxes on Distributions and Sale of Fund Shares	1.06%	19.74%	11.34%	12.00%
Class B	-0.64%	22.41%	13.22%	14.24%
Class C	3.22%	22.60%	13.04%	14.01%
MSCI World Small-Cap Index	0.79%	21.80%	10.60%	9.01%
Lipper Global Small-/Mid-Cap Funds Average (3)	9.08%	21.27%	10.53%	9.88%

Footnote 3 to the Average Annual Total Returns table is replaced with the following:

The Lipper Global Small-/Mid-Cap Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least 75% of their equity assets in companies both inside and outside of the U.S. with market capitalizations (on a three-year weighted basis) less than the 500th largest company in the S&P/Citigroup World Broad Market Index. It does not take into consideration sales charges.

Disclosure Relating to the Allianz RCM Healthcare Fund

(to be renamed, on or about September 4, 2008, the “Allianz RCM Wellness Fund”)

The following “Performance Information” section of the Fund Summary relating to the Fund will contain the following performance information current through March 31, 2008:

Calendar Year Total Returns – Class A

The bar chart is revised to reflect a total annual return in 2007 equal to 10.04%.

More Recent Return Information

The More Recent Return information is revised to reflect a return of -11.96% during the period 1/1/08 to 3/31/08.

Average Annual Total Returns (for periods ended 12/31/07)

The table is revised to incorporate the following updated information:

	1 Year	5 Years	10 Years	Fund Inception
Class A – Before Taxes	3.98%	9.15%	10.58%	12.21%
Class A – After Taxes on Distributions	3.98%	9.15%	9.57%	10.86%
Class A – After Taxes on Distributions and Sale of Fund Shares	2.59%	7.96%	8.74%	10.00%
Class B	4.21%	9.26%	10.54%	12.17%
Class C	8.26%	9.55%	10.38%	11.95%
S&P 500 Index	5.49%	12.83%	5.91%	8.15%
S&P 500 Health Care Index	7.15%	7.49%	6.09%	9.06%
Lipper Health/Biotechnology Funds Average	8.84%	12.31%	9.12%	10.01%

The footnotes to the Average Annual Total Returns table remain unchanged.

Disclosure Relating to the Allianz RCM International Growth Equity Fund

The “Performance Information” section of the Fund Summary relating to the Fund is revised to incorporate the following updated performance information current through March 31, 2008:

Calendar Year Total Returns – Class A

The bar chart is revised to reflect a total annual return in 2007 equal to 16.10%.

More Recent Return Information

The More Recent Return information is revised to reflect a return of -8.22% during the period 1/1/08 to 3/31/08.

Average Annual Total Returns (for periods ended 12/31/07)

The table is revised to incorporate the following updated information:

	1 Year	5 Years	10 Years	Fund Inception
Class A – Before Taxes	9.72%	17.73%	4.48%	7.42%
Class A – After Taxes on Distributions	9.32%	17.38%	3.44%	6.05%
Class A – After Taxes on Distributions and Sale of Fund Shares	6.31%	15.48%	3.32%	5.75%
Class B	10.19%	17.94%	4.53%	7.45%
Class C	14.16%	18.15%	4.29%	7.09%
MSCI EAFE Index	11.17%	21.59%	8.66%	8.01%
MSCI EAFE Growth Index	16.45%	19.85%	6.46%	6.02%
Lipper International Large Cap Growth Funds Average	14.24%	18.84%	6.63%	7.92%

The footnotes to the Average Annual Total Returns table remain unchanged.

Disclosure Relating to the Allianz RCM Technology Fund

The “Performance Information” section of the Fund Summary relating to the Fund is revised to incorporate the following updated performance information current through March 31, 2008:

Calendar Year Total Returns – Class A

The bar chart is revised to reflect a total annual return in 2007 equal to 28.73%.

More Recent Return Information

The More Recent Return information is revised to reflect a return of -18.63% during the period 1/1/08 to 3/31/08.

Average Annual Total Returns (for periods ended 12/31/07)

The table is revised to incorporate the following updated information:

	1 Year	5 Years	10 Years	Fund Inception
Class A – Before Taxes	21.64%	22.26%	14.14%	16.06%
Class A – After Taxes on Distributions	20.98%	22.13%	13.88%	15.28%
Class A – After Taxes on Distributions and Sale of Fund Shares	14.94%	19.84%	12.68%	14.17%
Class B	22.78%	22.55%	14.18%	16.10%
Class C	26.77%	22.71%	13.92%	15.73%
NASDAQ Composite Index	9.81%	14.71%	5.38%	8.01%
S&P North American Technology Sector Index (3)	16.93%	15.58%	5.69%	9.35%
Lipper Global Science &Technology Funds Average (4)	16.67%	17.22%	7.71%	9.36%

Footnote 3 to the Average Annual Total Returns table is replaced with the following:

On March 28, 2008, the Goldman Sachs Technology Index became the S&P North American Technology Sector Index. The S&P North American Technology Sector Index is a modified capitalization-weighted index of selected technology and internet-related stocks. It is not possible to invest directly in the index.

Footnote 4 is replaced with the following:

The Lipper Global Science & Technology Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in the equity securities of domestic and foreign companies engaged in science and technology. It does not take into consideration sales charges.

Disclosure Relating to All Funds

The sub-section captioned “Regulatory and Litigation Matters” in the section of the Prospectus titled “Management of the Funds” is replaced in its entirety with the following:

Regulatory and Litigation Matters

In September 2004, Allianz Global Fund Management, PEA Capital LLC (“PEA”) and AGID settled a regulatory action with the SEC that alleged violations of various antifraud provisions of the federal securities laws in connection with an alleged market timing arrangement involving trading of shares of the PEA Growth Fund (now the OCC Growth Fund), the PEA Opportunity Fund (now the OCC Opportunity Fund), the PEA Innovation Fund and the PEA Target Fund (now the OCC Target Fund). PEA, AGID and Allianz Global Investors of America L.P. (“AGI”) reached a settlement relating to the same subject matter with the Attorney General of the State of New Jersey in June 2004. AGI, Allianz Global Fund Management, PEA and AGID paid a total of $68 million to the SEC and New Jersey to settle the claims related to market timing. In addition to monetary payments, the settling parties agreed to undertake certain corporate governance, compliance and disclosure reforms related to market timing, and consented to cease and desist orders and censures. The settling parties did not admit or deny the findings in these settlements. Subsequent to these events, PEA deregistered as an investment adviser and dissolved.

Since February 2004, Allianz Global Fund Management, AGID and certain of their affiliates and employees, various Funds and other affiliated investment companies, the Funds’ sub-advisers, the Trust and certain current and former Trustees of the Trust have been named as defendants in eleven lawsuits filed in various jurisdictions, which have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. The lawsuits generally relate to the same allegations that are the subject of the regulatory proceedings discussed above. The lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts, restitution and waiver of or return of certain sales charges paid by Fund shareholders.

In July 2008, two individual shareholders of the Allianz OCC Target Fund and one individual shareholder of the Allianz OCC Growth Fund filed a civil action in Suffolk Superior Court in The Commonwealth of Massachusetts against the Trust and each of its Trustees to compel the Trust to allow the shareholders to inspect various books, records and other documents relating to the Trust’s securities lending program (the “Program”). Prior to bringing this action, these same shareholders had made demands relating to the Program, which the independent Trustees rejected. The action seeks inspection rights, but not any monetary damages other than reasonable attorneys’ fees and related costs. The Trust and Trustees intend to defend this action vigorously.

It is possible that these matters and/or other developments resulting from these matters could result in increased Fund redemptions or other adverse consequences to the Funds. However, Allianz Global Fund Management and AGID believe that these matters are not likely to have a material adverse effect on the Funds or on Allianz Global Fund Management’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Funds.

The foregoing speaks only as of the date of this Prospectus. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure will be updated if those developments are likely to have a material adverse effect on the Funds or on the ability of Allianz Global Fund Management, AGID or the Funds’ sub-advisers to perform their respective contracts with respect to the Funds.

Filed pursuant to Rule 497(e)
File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated July 9, 2008

to the Prospectus for Class A, B and C Shares of Allianz Global Investors Multi-Style Fund Dated November 1, 2007 (as revised January 1, 2008)

The “Performance Information” section of the Fund Summary relating to the Fund is revised to incorporate the following updated performance information current through March 31, 2008:

Calendar Year Total Returns – Class A

The bar chart is revised to reflect a total annual return in 2007 equal to 7.09%.

More Recent Return Information

The More Recent Return information is revised to reflect a return of -6.50% during the period 1/1/08 to 3/31/08.

Average Annual Total Returns (for periods ended 12/31/07)

The table is revised to incorporate the following updated information:

	1 Year	5 Years	Fund Inception
Class A – Before Taxes	1.20%	10.45%	6.69%
Class A – After Taxes on Distributions	-2.31%	8.97%	4.90%
Class A – After Taxes on Distributions and Sale of Fund Shares	1.22%	8.29%	4.73%
Class B	1.53%	10.61%	6.74%
Class C	5.33%	10.89%	6.54%
Russell 3000 Index	5.14%	13.63%	6.48%
Lehman Brothers Aggregate Bond Index	6.97%	4.42%	5.56%
Lipper Mixed-Asset Target Allocation Moderate Funds Average	5.35%	9.56%	5.69%
Blended Index	7.37%	11.18%	6.72%

The footnotes to the Average Annual Total Returns table remain unchanged.

The sub-section captioned “Regulatory and Litigation Matters” in the section of the Prospectus titled “Management of the Fund” is replaced in its entirety with the following:

Regulatory and Litigation Matters

In September 2004, Allianz Global Fund Management, PEA Capital LLC (“PEA”) and AGID settled a regulatory action with the SEC that alleged violations of various antifraud provisions of the federal securities laws in connection with an alleged market timing arrangement involving trading of shares of the PEA Growth Fund (now the OCC Growth Fund), the PEA Opportunity Fund (now the OCC Opportunity Fund), the PEA Innovation Fund and the PEA Target Fund (now the OCC Target Fund). PEA, AGID and Allianz Global Investors of America L.P. (“AGI”) reached a settlement relating to the same subject matter with the Attorney

General of the State of New Jersey in June 2004. AGI, Allianz Global Fund Management, PEA and AGID paid a total of $68 million to the SEC and New Jersey to settle the claims related to market timing. In addition to monetary payments, the settling parties agreed to undertake certain corporate governance, compliance and disclosure reforms related to market timing, and consented to cease and desist orders and censures. The settling parties did not admit or deny the findings in these settlements. Subsequent to these events, PEA deregistered as an investment adviser and dissolved.

Since February 2004, Allianz Global Fund Management, AGID and certain of their affiliates and employees, the Fund, various Underlying Funds and other affiliated investment companies, the Fund’s and the Underlying Funds’ sub-advisers, the Trust and certain current and former Trustees of the Trust have been named as defendants in eleven lawsuits filed in various jurisdictions, which have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. The lawsuits generally relate to the same allegations that are the subject of the regulatory proceedings discussed above. The lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts, restitution and waiver of or return of certain sales charges paid by shareholders of the Fund and the Underlying Funds.

In July 2008, two individual shareholders of the Allianz OCC Target Fund and one individual shareholder of the Allianz OCC Growth Fund filed a civil action in Suffolk Superior Court in The Commonwealth of Massachusetts against the Trust and each of its Trustees to compel the Trust to allow the shareholders to inspect various books, records and other documents relating to the Trust’s securities lending program (the “Program”). Prior to bringing this action, these same shareholders had made demands relating to the Program, which the independent Trustees rejected. The action seeks inspection rights, but not any monetary damages other than reasonable attorneys’ fees and related costs. The Trust and Trustees intend to defend this action vigorously.

It is possible that these matters and/or other developments resulting from these matters could result in increased Fund redemptions or other adverse consequences to the Fund and the Underlying Funds. However, Allianz Global Fund Management and AGID believe that these matters are not likely to have a material adverse effect on the Fund and the Underlying Funds or on Allianz Global Fund Management’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Fund and the Underlying Funds.

The foregoing speaks only as of the date of this Prospectus. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure will be updated if those developments are likely to have a material adverse effect on the Fund and the Underlying Funds or on the ability of Allianz Global Fund Management, AGID or the Fund’s sub-advisers to perform their respective contracts with respect to the Fund and the Underlying Funds.

Filed pursuant to Rule 497(e)
File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated July 9, 2008

to the Prospectus for Class A, B and C Shares of Allianz OCC Renaissance Fund

Dated November 1, 2007 (as revised January 1, 2008)

The “Performance Information” section of the Fund Summary relating to the Fund is revised to incorporate the following updated performance information current through March 31, 2008:

Calendar Year Total Returns – Class C

The bar chart is revised to reflect a total annual return in 2007 equal to 4.75%.

More Recent Return Information

The More Recent Return information is revised to reflect a return of -11.49% during the period 1/1/08 to 3/31/08.

Average Annual Total Returns (for periods ended 12/31/07)

The table is revised to incorporate the following updated information:

	1 Year	5 Years	10 Years	Fund Inception
Class A – Before Taxes	-0.27%	14.54%	11.36%	13.00%
Class A – After Taxes on Distributions	-5.00%	12.25%	8.38%	10.02%
Class A – After Taxes on Distributions and Sale of Fund Shares	1.74%	12.08%	8.40%	9.90%
Class B	0.62%	14.74%	11.39%	13.02%
Class C	3.92%	14.97%	11.16%	12.47%
Russell Midcap Value Index	-1.42%	17.92%	10.18%	13.58%
Lipper Multi-Cap Value Funds Average (3)	0.33%	13.85%	7.72%	11.14%

Footnote 3 to the Average Annual Total Returns table is replaced with the following:

The Lipper Multi-Cap Value Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest in companies with a variety of capitalization ranges without concentrating in any one market capitalization range over an extended period of time. It does not take into account sales charges.

The sub-section captioned “Regulatory and Litigation Matters” in the section of the Prospectus titled “Management of the Fund” is replaced in its entirety with the following:

Regulatory and Litigation Matters

In September 2004, Allianz Global Fund Management, PEA Capital LLC (“PEA”) and AGID settled a regulatory action with the SEC that alleged violations of various antifraud provisions of the federal securities laws in connection with an alleged market timing arrangement involving trading of shares of the PEA Growth Fund (now the OCC Growth Fund), the PEA Opportunity Fund (now the OCC Opportunity Fund), the PEA Innovation Fund and the PEA Target Fund (now the OCC Target Fund). PEA, AGID and Allianz Global Investors of America L.P. (“AGI”) reached a settlement relating to the same subject matter with the Attorney General of the State of New Jersey in June 2004. AGI, Allianz Global Fund Management, PEA and AGID paid a total of $68 million to the SEC and New Jersey to settle the claims related to market timing. In addition to monetary payments, the settling parties agreed to undertake certain corporate governance, compliance and disclosure reforms related to market timing, and consented to cease and desist orders and censures. The settling parties did not admit or deny the findings in these settlements. Subsequent to these events, PEA deregistered as an investment adviser and dissolved.

Since February 2004, Allianz Global Fund Management, AGID and certain of their affiliates and employees, various Funds and other affiliated investment companies, the Fund’s sub-advisers, the Trust and certain current and former Trustees of the Trust have been named as defendants in eleven lawsuits filed in various jurisdictions, which have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. The lawsuits generally relate to the same allegations that are the subject of the regulatory proceedings discussed above. The lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts, restitution and waiver of or return of certain sales charges paid by Fund shareholders.

In July 2008, two individual shareholders of the Allianz OCC Target Fund and one individual shareholder of the Allianz OCC Growth Fund filed a civil action in Suffolk Superior Court in The Commonwealth of Massachusetts against the Trust and each of its Trustees to compel the Trust to allow the shareholders to inspect various books, records and other documents relating to the Trust’s securities lending program (the “Program”). Prior to bringing this action, these same shareholders had made demands relating to the Program, which the independent Trustees rejected. The action seeks inspection rights, but not any monetary damages other than reasonable attorneys’ fees and related costs. The Trust and Trustees intend to defend this action vigorously.

It is possible that these matters and/or other developments resulting from these matters could result in increased Fund redemptions or other adverse consequences to the Fund. However, Allianz Global Fund Management and AGID believe that these matters are not likely to have a material adverse effect on the Fund or on Allianz Global Fund Management’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Fund.

The foregoing speaks only as of the date of this Prospectus. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure will be updated if those developments are likely to have a material adverse effect on the Fund or on the ability of Allianz Global Fund Management, AGID or the Fund’s sub-advisers to perform their respective contracts with respect to the Fund.

Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated July 9, 2008

to the Prospectus for Class D Shares of Allianz Domestic Stock Funds Dated November 1, 2007 (as revised January 1, 2008)

Disclosure Relating to the Allianz CCM Capital Appreciation Fund

The “Performance Information” section of the Fund Summary relating to the Fund is revised to incorporate the following updated performance information current through March 31, 2008:

Calendar Year Total Returns – Class D

The bar chart is revised to reflect a total annual return in 2007 equal to 17.06%.

More Recent Return Information

The More Recent Return information is revised to reflect a return of -12.22% during the period 1/1/08 to 3/31/08.

Average Annual Total Returns (for periods ended 12/31/07)

The table is revised to incorporate the following updated information:

	1 Year	5 Years	10 Years	Fund Inception
Class D – Before Taxes	17.06%	14.09%	6.85%	11.84%
Class D – After Taxes on Distributions	14.84%	13.39%	4.99%	9.79%
Class D – After Taxes on Distributions and Sale of Fund Shares	12.49%	12.20%	5.12%	9.58%
Russell 1000 Growth Index	11.81%	12.11%	3.83%	9.24%
Lipper Large-Cap Growth Funds Average (3)	14.17%	11.83%	5.10%	9.40%

The footnote to the Average Annual Total Returns table currently numbered 3 is deleted and the remaining footnotes are renumbered accordingly.

The renumbered footnote 3 is replaced with the following:

The Lipper Large-Cap Growth Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in companies with market capitalizations of greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. It does not take into account sales charges.

Disclosure Relating to the Allianz CCM Focused Growth Fund

The “Performance Information” section of the Fund Summary relating to the Fund is revised to incorporate the following updated performance information current through March 31, 2008:

Calendar Year Total Returns – Class D

The bar chart is revised to reflect a total annual return in 2007 equal to 12.38%.

More Recent Return Information

The More Recent Return information is revised to reflect a return of -11.93% during the period 1/1/08 to 3/31/08.

Average Annual Total Returns (for periods ended 12/31/07)

The table is revised to incorporate the following updated information:

	1 Year	5 Years	Fund Inception
Class D – Before Taxes	12.38%	16.09%	2.09%
Class D – After Taxes on Distributions	12.37%	15.98%	1.47%
Class D – After Taxes on Distributions and Sale of Fund Shares	8.05%	14.15%	1.43%
Russell 1000 Growth Index	11.81%	12.11%	-0.42%
Lipper Large-Cap Growth Funds Average (3)	14.17%	11.83%	1.39%

Footnote 3 to the Average Annual Total Returns table is replaced with the following:

The Lipper Large-Cap Growth Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in companies with market capitalizations of greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. It does not take into account sales charges.

Disclosure Relating to the Allianz CCM Mid-Cap Fund

The “Performance Information” section of the Fund Summary relating to the Fund is revised to incorporate the following updated performance information current through March 31, 2008:

Calendar Year Total Returns – Class D

The bar chart is revised to reflect a total annual return in 2007 equal to 21.56%.

More Recent Return Information

The More Recent Return information is revised to reflect a return of -12.93% during the period 1/1/08 to 3/31/08.

Average Annual Total Returns (for periods ended 12/31/07)

The table is revised to incorporate the following updated information:

	1 Year	5 Years	10 Years	Fund Inception
Class D – Before Taxes	21.56%	17.06%	8.12%	12.39%
Class D – After Taxes on Distributions	18.96%	16.15%	6.56%	10.73%
Class D – After Taxes on Distributions and Sale of Fund Shares	15.71%	14.82%	6.33%	10.32%
Russell Midcap Growth Index	11.43%	17.90%	7.59%	10.76%
Lipper Mid-Cap Core Funds Average	6.24%	15.67%	9.72%	11.89%

The footnotes to the Average Annual Total Returns table remain unchanged.

Disclosure Relating to the Allianz NACM Growth Fund

The Allianz NACM Growth Fund has changed its investment guidelines so as to define large capitalization companies as those with market capitalizations comparable to the companies included in the Russell 1000 Growth Index (i.e., a market capitalization of between approximately $1.4 billion and approximately $469 billion as of May 30, 2008). The second sentence of the Fund’s Fund Summary and references to the Fund’s “Approximate Primary Capitalization Range” are revised to reflect this definition.

The “Performance Information” section of the Fund Summary relating to the Fund is revised to incorporate the following updated performance information current through March 31, 2008:

Calendar Year Total Returns – Class D

The bar chart is revised to reflect a total annual return in 2007 equal to 17.26%.

More Recent Return Information

The More Recent Return information is revised to reflect a return of -14.21% during the period 1/1/08 to 3/31/08.

Average Annual Total Returns (for periods ended 12/31/07)

The table is revised to incorporate the following updated information:

	1 Year	5 Years	Fund Inception
Class D – Before Taxes	17.26%	13.15%	12.20%
Class D – After Taxes on Distributions	16.60%	12.28%	11.41%
Class D – After Taxes on Distributions and Sale of Fund Shares	11.39%	11.08%	10.30%
Russell 1000 Growth Index	11.81%	12.11%	10.36%
Lipper Multi-Cap Growth Funds Average	14.99%	15.48%	13.48%

The footnotes to the Average Annual Total Returns table remain unchanged.

Disclosure Relating to the Allianz NACM Mid Cap Growth Fund

The “Performance Information” section of the Fund Summary relating to the Fund is revised to incorporate the following updated performance information current through March 31, 2008:

Calendar Year Total Returns – Class D

The bar chart is revised to reflect a total annual return in 2007 equal to 8.65%.

More Recent Return Information

The More Recent Return information is revised to reflect a return of -10.15% during the period 1/1/08 to 3/31/08.

Highest Quarter Returns

The Highest Quarter Return information is revised to reflect a return of 9.24% the First Quarter of 2006.

Lowest Quarter Returns

The Lowest Quarter Return information is revised to reflect a return of -5.57% the Second Quarter of 2006.

Average Annual Total Returns (for periods ended 12/31/07)

The table is revised to incorporate the following updated information:

	1 Year	Fund Inception
Class D – Before Taxes	8.65%	11.36%
Class D – After Taxes on Distributions	5.31%	9.82%
Class D – After Taxes on Distributions and Sale of Fund Shares	6.95%	9.15%
Russell Midcap Growth Index	11.43%	11.53%
Lipper Mid-Cap Core Funds Average	6.24%	8.36%

The footnotes to the Average Annual Total Returns table remain unchanged.

Disclosure Relating to the Allianz NFJ All-Cap Value Fund

The “Performance Information” section of the Fund Summary relating to the Fund is revised to incorporate the following updated performance information current through March 31, 2008:

Calendar Year Total Returns – Class D

The bar chart is revised to reflect a total annual return in 2007 equal to -5.50%.

More Recent Return Information

The More Recent Return information is revised to reflect a return of -7.88% during the period 1/1/08 to 3/31/08.

Lowest Quarter Returns

The Lowest Quarter Return information is revised to reflect a return of -7.36% the Fourth Quarter of 2007.

Average Annual Total Returns (for periods ended 12/31/07)

The table is revised to incorporate the following updated information:

	1 Year	5 Years	Fund Inception
Class D – Before Taxes	-5.5%	13.44%	14.77%
Class D – After Taxes on Distributions	-11.52%	10.98%	12.34%
Class D – After Taxes on Distributions and Sale of Fund Shares	-0.72%	10.69%	11.89%
Russell 3000 Value Index	-1.01%	14.69%	13.01%
Lipper Multi-Cap Value Funds Average	0.33%	13.85%	12.18%

The footnotes to the Average Annual Total Returns table remain unchanged.

Disclosure Relating to the Allianz NFJ Dividend Value Fund

The “Performance Information” section of the Fund Summary relating to the Fund is revised to incorporate the following updated performance information current through March 31, 2008:

Calendar Year Total Returns – Class D

The bar chart is revised to reflect a total annual return in 2007 equal to 4.28%.

More Recent Return Information

The More Recent Return information is revised to reflect a return of -7.55% during the period 1/1/08 to 3/31/08.

Average Annual Total Returns (for periods ended 12/31/07)

The table is revised to incorporate the following updated information:

	1 Year	5 Years	Fund Inception
Class D – Before Taxes	4.28%	15.96%	12.35%
Class D – After Taxes on Distributions	2.12%	14.71%	10.58%
Class D – After Taxes on Distributions and Sale of Fund Shares	3.21%	13.42%	9.86%
Russell 1000 Value Index	-0.17%	14.63%	7.17%
Lipper Equity Income Funds Average	4.00%	12.94%	6.38%

The footnotes to the Average Annual Total Returns table remain unchanged.

Disclosure Relating to the Allianz NFJ Large-Cap Value Fund

The “Performance Information” section of the Fund Summary relating to the Fund is revised to incorporate the following updated performance information current through March 31, 2008:

Calendar Year Total Returns – Class D

The bar chart is revised to reflect a total annual return in 2007 equal to 3.48%.

More Recent Return Information

The More Recent Return information is revised to reflect a return of -7.95% during the period 1/1/08 to 3/31/08.

Average Annual Total Returns (for periods ended 12/31/07)

The table is revised to incorporate the following updated information:

	1 Year	5 Years	Fund Inception
Class D – Before Taxes	3.48%	14.87%	11.21%
Class D – After Taxes on Distributions	2.56%	13.85%	9.98%
Class D – After Taxes on Distributions and Sale of Fund Shares	2.43%	12.53%	9.14%
Russell Top 200 Value Index	0.25%	13.12%	4.87%
Lipper Large-Cap Value Funds Average	2.18%	13.12%	6.02%

The footnotes to the Average Annual Total Returns table remain unchanged.

Disclosure Relating to the Allianz NFJ Mid-Cap Value Fund

The “Performance Information” section of the Fund Summary relating to the Fund is revised to contain the following performance information current through March 31, 2008:

Calendar Year Total Returns – Class D

A bar chart is inserted to reflect a total annual return in 2007 equal to -1.14%.

More Recent Return Information

The More Recent Return information is revised to reflect a return of -6.70% during the period 1/1/08 to 3/31/08.

Highest Quarter Returns

The Highest Quarter Return information is revised to reflect a return of 8.20% the Second Quarter of 2007.

Lowest Quarter Returns

The Lowest Quarter Return information is revised to reflect a return of -5.58% the Third Quarter of 2007.

Average Annual Total Returns (for periods ended 12/31/07)

The table is revised to incorporate the following updated information:

	1 Year	Fund Inception (8/21/06) (4)
Class D – Before Taxes (1)	-1.14%	5.30%
Class D – After Taxes on Distributions (1)	-3.47%	3.32%
Class D – After Taxes on Distributions and Sale of Fund Shares (1)	-0.70%	3.43%
Russell Midcap Value Index (2)	-1.42%	6.18%
Lipper Mid-Cap Value Funds Average (3)	1.82%	8.53%

(1)

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

(2)	The Russell Midcap Value Index is an unmanaged index that measures the performance of medium capitalization companies in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. It is not possible to invest directly in the index.

(3)	The Lipper Mid-Cap Value Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least 75% of equity assets in companies with market capitalizations (on a three-year weighted basis) less than 300% of the dollar-weighted median of the S&P SuperComposite 1500 Index’s middle 1000 securities. It does not take into account sales charges.

(4)	The Fund began operations on 8/21/06. Index comparisons begin on 8/31/06.

Disclosure Relating to the Allianz NFJ Small-Cap Value Fund

The “Performance Information” section of the Fund Summary relating to the Fund is revised to incorporate the following updated performance information current through March 31, 2008:

Calendar Year Total Returns – Class D

The bar chart is revised to reflect a total annual return in 2007 equal to 6.11%.

More Recent Return Information

The More Recent Return information is revised to reflect a return of -3.72% during the period 1/1/08 to 3/31/08.

Average Annual Total Returns (for periods ended 12/31/07)

The table is revised to incorporate the following updated information:

	1 Year	5 Years	10 Years	Fund Inception
Class D – Before Taxes	6.11%	17.35%	10.72%	13.72%
Class D – After Taxes on Distributions	3.99%	15.71%	9.49%	11.78%
Class D – After Taxes on Distributions and Sale of Fund Shares	5.73%	14.83%	8.98%	11.30%
Russell 2000 Value Index	-9.78%	15.80%	9.06%	13.46%
Lipper Small-Cap Value Funds Average	-5.49%	14.93%	8.80%	12.19%

The footnotes to the Average Annual Total Returns table remain unchanged.

Disclosure Relating to the Allianz OCC Equity Premium Strategy Fund

The “Performance Information” section of the Fund Summary relating to the Fund is revised to incorporate the following updated performance information current through March 31, 2008:

Calendar Year Total Returns – Class D

The bar chart is revised to reflect a total annual return in 2007 equal to 5.42%.

More Recent Return Information

The More Recent Return information is revised to reflect a return of -12.93% during the period 1/1/08 to 3/31/08.

Average Annual Total Returns (for periods ended 12/31/07)

The table is revised to incorporate the following updated information:

	1 Year	5 Years	10 Years	Fund Inception
Class D – Before Taxes	5.42%	11.91%	9.40%	11.98%
Class D – After Taxes on Distributions	3.06%	10.76%	5.47%	7.65%
Class D – After Taxes on Distributions and Sale of Fund Shares	3.54%	9.74%	5.76%	7.84%
S&P 500 Index	5.49%	12.83%	5.91%	11.27%
Lipper Large-Cap Core Funds Average	5.78%	11.72%	5.03%	9.85%

The footnotes to the Average Annual Total Returns table remain unchanged.

Disclosure Relating to the Allianz OCC Growth Fund

The “Performance Information” section of the Fund Summary relating to the Fund is revised to incorporate the following updated performance information current through March 31, 2008:

Calendar Year Total Returns – Class D

The bar chart is revised to reflect a total annual return in 2007 equal to 18.62%.

More Recent Return Information

The More Recent Return information is revised to reflect a return of -12.18% during the period 1/1/08 to 3/31/08.

Average Annual Total Returns (for periods ended 12/31/07)

The table is revised to incorporate the following updated information:

	1 Year	5 Years	10 Years	Fund Inception
Class D – Before Taxes	18.62%	14.55%	5.29%	12.20%
Class D – After Taxes on Distributions	18.62%	14.55%	4.46%	10.16%
Class D – After Taxes on Distributions and Sale of Fund Shares	12.10%	12.81%	4.36%	9.96%
Russell 1000 Growth Index	11.81%	12.11%	3.83%	11.51%
Lipper Large-Cap Growth Funds Average	14.17%	11.83%	5.10%	13.52%

The footnotes to the Average Annual Total Returns table remain unchanged.

Disclosure Relating to the Allianz OCC Opportunity Fund

In the “Performance Information” section of the Fund Summary relating to the Fund, the bar chart is revised as follows to reflect Class D returns:

Calendar Year	Total Returns – Class D
1998	2.08%
1999	65.25%
2000	-13.68%
2001	-17.32%
2002	-29.38%
2003	60.09%
2004	12.26%
2005	5.03%
2006	18.56%
2007	8.29%

The More Recent Return information is revised to reflect a return of -20.76% during the period 1/1/08 to 3/31/08.

The Highest Quarter Return information is revised to reflect a return of 45.99% the Fourth Quarter of 1999.

The Lowest Quarter Return information is revised to reflect a return of -30.96% the Third Quarter of 2001.

Fund performance for 1-, 5- and 10-year periods and since the Fund’s inception is revised to incorporate the following updated information:

	1 Year	5 Years	10 Years	Fund Inception
Class D – Before Taxes	8.29%	19.37%	7.50%	13.74%
Class D – After Taxes on Distributions	4.34%	18.40%	4.93%	11.01%
Class D – After Taxes on Distributions and Sale of Fund Shares	6.67%	16.77%	5.11%	10.94%
Russell 2000 Growth Index	7.05%	16.50%	4.32%	7.96%
Lipper Small-Cap Growth Funds Average	8.68%	15.47%	7.35%	8.89%

The footnotes to the table remain unchanged.

For periods prior to the inception of the Fund’s Class D shares (1/12/07), this information is based on the performance of the Fund’s Class C shares (offered in a different prospectus), which has been adjusted to reflect that there are no sales charges and lower distribution and/or service (12b-1) fees paid by Class D shares.

Disclosure Relating to the Allianz OCC Renaissance Fund

The “Performance Information” section of the Fund Summary relating to the Fund is revised to incorporate the following updated performance information current through March 31, 2008:

Calendar Year Total Returns – Class D

The bar chart is revised to reflect a total annual return in 2007 equal to 5.53%.

More Recent Return Information

The More Recent Return information is revised to reflect a return of -11.38% during the period 1/1/08 to 3/31/08.

Average Annual Total Returns (for periods ended 12/31/07)

The table is revised to incorporate the following updated information:

	1 Year	5 Years	10 Years	Fund Inception
Class D – Before Taxes	5.53%	15.84%	12.02%	13.33%
Class D – After Taxes on Distributions	0.54%	13.54%	9.02%	10.43%
Class D – After Taxes on Distributions and Sale of Fund Shares	5.61%	13.25%	9.00%	10.29%
Russell Midcap Value Index	-1.42%	17.92%	10.18%	13.58%
Lipper Multi-Cap Value Funds Average (3)	0.33%	13.85%	7.72%	11.14%

Footnote 3 to the Average Annual Total Returns table is changed to the following:

The Lipper Multi-Cap Value Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest in companies with a variety of capitalization ranges without concentrating in any one market capitalization range over an extended period of time. It does not take into account sales charges.

Disclosure Relating to the Allianz OCC Target Fund

The “Performance Information” section of the Fund Summary relating to the Fund is revised to incorporate the following updated performance information current through March 31, 2008:

Calendar Year Total Returns – Class D

The bar chart is revised to reflect a total annual return in 2007 equal to 19.12%.

More Recent Return Information

The More Recent Return information is revised to reflect a return of -12.98% during the period 1/1/08 to 3/31/08.

Average Annual Total Returns (for periods ended 12/31/07)

The table is revised to incorporate the following updated information:

	1 Year	5 Years	10 Years	Fund Inception
Class D – Before Taxes	19.12%	18.62%	9.82%	12.64%
Class D – After Taxes on Distributions	16.96%	18.18%	8.64%	10.62%
Class D – After Taxes on Distributions and Sale of Fund Shares	14.05%	16.38%	8.09%	10.16%
Russell Midcap Growth Index	11.43%	17.90%	7.59%	10.31%
Lipper Mid-Cap Growth Funds Average	16.62%	16.48%	7.78%	9.97%

The footnotes to the Average Annual Total Returns table remain unchanged.

Disclosure Relating to the Allianz OCC Value Fund

The “Performance Information” section of the Fund Summary relating to the Fund is revised to incorporate the following updated performance information current through March 31, 2008:

Calendar Year Total Returns – Class D

The bar chart is revised to reflect a total annual return in 2007 equal to -5.76%.

More Recent Return Information

The More Recent Return information is revised to reflect a return of -17.48% during the period 1/1/08 to 3/31/08.

Average Annual Total Returns (for periods ended 12/31/07)

The table is revised to incorporate the following updated information:

	1 Year	5 Years	10 Years	Fund Inception
Class D – Before Taxes	-5.76%	14.51%	9.74%	12.56%
Class D – After Taxes on Distributions	-9.79%	12.26%	6.82%	9.40%
Class D – After Taxes on Distributions and Sale of Fund Shares	-1.74%	11.94%	6.93%	9.33%
Russell 1000 Value Index	-0.17%	14.63%	7.68%	12.17%
Lipper Large-Cap Value Funds Average	2.18%	13.12%	6.24%	10.52%

The footnotes to the Average Annual Total Returns table remain unchanged.

Disclosure Relating to the Allianz RCM Large-Cap Growth Fund

The following “Performance Information” section of the Fund Summary relating to the Fund will contain the following performance information current through March 31, 2008:

Calendar Year Total Returns – Class D

The bar chart is revised to reflect a total annual return in 2007 equal to 13.01%.

More Recent Return Information

The More Recent Return information is revised to reflect a return of -12.35% during the period 1/1/08 to 3/31/08.

Average Annual Total Returns (for periods ended 12/31/07)

The table is revised to incorporate the following updated information:

	1 Year	5 Years	10 Years	Fund Inception
Class D – Before Taxes	13.01%	10.87%	6.65%	8.71%
Class D – After Taxes on Distributions	11.67%	10.43%	5.50%	7.45%
Class D – After Taxes on Distributions and Sale of Fund Shares	10.18%	9.47%	5.39%	7.18%
Russell 1000 Growth Index (2)	11.81%	12.11%	3.83%	6.01%
S&P 500 Index	5.49%	12.83%	5.91%	8.15%
Lipper Large-Cap Growth Funds Average	14.17%	11.83%	5.10%	6.62%

The footnotes to the Average Annual Total Returns table currently numbered 2, 3, and 4 are renumbered 3, 4 and 5, respectively, and the references in the table itself to those footnotes are renumbered accordingly. A new footnote number 2 relating to the Russell 1000 Growth Index is inserted to read as follows:

The Russell 1000 Growth Index is an unmanaged index that measures the performance of companies in the Russell 1000 Index considered to have a greater than average growth orientation. It is not possible to invest directly in the index. The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which consists of the 3,000 largest U.S. companies based on total market capitalization. The Russell 1000 Growth Index replaced the S&P 500 Index as the Fund’s primary benchmark because the Adviser believes the Russell 1000 Growth Index is more representative of the Fund’s investment strategy.

Disclosure Relating to the Allianz RCM Mid-Cap Fund

The “Performance Information” section of the Fund Summary relating to the Fund is revised to incorporate the following updated performance information current through March 31, 2008:

Calendar Year Total Returns – Class D

The bar chart is revised to reflect a total annual return in 2007 equal to 13.99%.

More Recent Return Information

The More Recent Return information is revised to reflect a return of -10.73% during the period 1/1/08 to 3/31/08.

Average Annual Total Returns (for periods ended 12/31/07)

The table is revised to incorporate the following updated information:

	1 Year	5 Years	10 Years	Fund Inception
Class D – Before Taxes	13.99%	14.41%	7.09%	14.98%
Class D – After Taxes on Distributions	13.83%	13.23%	3.08%	10.07%
Class D – After Taxes on Distributions and Sale of Fund Shares	9.32%	12.09%	3.92%	10.43%
Russell Midcap Index	11.43%	17.90%	7.59%	13.64%
Russell Midcap Growth Index	5.60%	18.21%	5.91%	13.19%
Lipper Mid-Cap Growth Funds Average	16.62%	16.48%	7.78%	12.43%

The footnotes to the Average Annual Total Returns table remain unchanged.

Disclosure Relating to the Allianz RCM Strategic Growth Fund

The “Performance Information” section of the Fund Summary relating to the Fund is revised to contain the following performance information current through March 31, 2008:

Calendar Year Total Returns – Class D

A bar chart is inserted to reflect a total annual return in 2007 equal to 21.81%.

More Recent Return Information

The More Recent Return information is revised to reflect a return of -12.26% during the period 1/1/08 to 3/31/08.

Highest Quarter Returns

The Highest Quarter Return information is revised to reflect a return of 8.59% the Third Quarter of 2007.

Lowest Quarter Returns

The Lowest Quarter Return information is revised to reflect a return of 2.50% the Second Quarter of 2006.

Average Annual Total Returns (for periods ended 12/31/07)

The table is revised to incorporate the following updated information:

	1 Year	Fund Inception (3/31/06) (5)
Class D – Before Taxes (1)	21.81%	11.14%
Class D – After Taxes on Distributions (1)	20.97%	10.71%
Class D – After Taxes on Distributions and Sale of Fund Shares (1)	14.55%	9.36%
Russell 3000 Growth Index (2)	11.40%	9.47%
Russell 1000 Growth Index (3)	11.81%	10.08%
Lipper Multi-Cap Growth Funds Average (4)	14.99%	9.97%

(1)

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

(2)	The Russell 3000 Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000 companies with higher price-to-book ratios and higher forecasted growth values. It is not possible to invest directly in the index.

(3)	The Russell 1000 Growth Index is an unmanaged index that measures the performance of companies in the Russell 1000 Index considered to have a greater than average growth orientation. It is not possible to invest directly in the index. The Russell 1000 measures the performance of the 1,000 largest companies in the Russell 3000 Index, which consists of the 3,000 largest U.S. companies based on total market capitalization.

(4)

The Lipper Multi-Cap Growth Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest in companies with a variety of capitalization ranges without concentrating in any one market capitalization range over an extended period of time. It does not take into account sales charges.

(5)	The Fund began operations on 3/31/06. Index comparisons begin on 3/31/06.

Disclosure Relating to All Funds

The sub-section captioned “Regulatory and Litigation Matters” in the section of the Prospectus titled “Management of the Funds” is replaced in its entirety with the following:

Regulatory and Litigation Matters

In September 2004, Allianz Global Fund Management, PEA Capital LLC (“PEA”) and AGID settled a regulatory action with the SEC that alleged violations of various antifraud provisions of the federal securities laws in connection with an alleged market timing arrangement involving trading of shares of the PEA Growth Fund (now the OCC Growth Fund), the PEA Opportunity Fund (now the OCC Opportunity Fund), the PEA Innovation Fund and the PEA Target Fund (now the OCC Target Fund). PEA, AGID and Allianz Global Investors of America L.P. (“AGI”) reached a settlement relating to the same subject matter with the Attorney General of the State of New Jersey in June 2004. AGI, Allianz Global Fund Management, PEA and AGID paid a total of $68 million to the SEC and New Jersey to settle the claims related to market timing. In addition to monetary payments, the settling parties agreed to undertake certain corporate governance, compliance and disclosure reforms related to market timing, and consented to cease and desist orders and censures. The settling parties did not admit or deny the findings in these settlements. Subsequent to these events, PEA deregistered as an investment adviser and dissolved.

Since February 2004, Allianz Global Fund Management, AGID and certain of their affiliates and employees, various Funds and other affiliated investment companies, the Funds’ sub-advisers, the Trust and certain current and former Trustees of the Trust have been named as defendants in eleven lawsuits filed in various jurisdictions, which have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. The lawsuits generally relate to the same allegations that are the subject of the regulatory proceedings discussed above. The lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts, restitution and waiver of or return of certain sales charges paid by Fund shareholders.

In July 2008, two individual shareholders of the Allianz OCC Target Fund and one individual shareholder of the Allianz OCC Growth Fund filed a civil action in Suffolk Superior Court in The Commonwealth of Massachusetts against the Trust and each of its Trustees to compel the Trust to allow the shareholders to inspect various books, records and other documents relating to the Trust’s securities lending program (the “Program”). Prior to bringing this action, these same shareholders had made demands relating to the Program, which the independent Trustees rejected. The action seeks inspection rights, but not any monetary damages other than reasonable attorneys’ fees and related costs. The Trust and Trustees intend to defend this action vigorously.

It is possible that these matters and/or other developments resulting from these matters could result in increased Fund redemptions or other adverse consequences to the Funds. However, Allianz Global Fund Management and AGID believe that these matters are not likely to have a material adverse effect on the Funds or on Allianz Global Fund Management’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Funds.

The foregoing speaks only as of the date of this Prospectus. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure will be updated if those developments are likely to have a material adverse effect on the Funds or on the ability of Allianz Global Fund Management, AGID or the Funds’ sub-advisers to perform their respective contracts with respect to the Funds.

Filed pursuant to Rule 497(e)
File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated July 9, 2008

to the Prospectus for Class D Shares of Allianz International/Sector Stock Funds Dated November 1, 2007 (as revised January 1, 2008)

Disclosure Relating to the Allianz NACM Emerging Markets Opportunities Fund

The Allianz NACM Emerging Markets Opportunities Fund has changed the range of its approximate number of portfolio holdings. The disclosure in the Fund Summary relating to the Fund and the Summary Information table in the Prospectus is revised to reflect the “Approximate Number of Holdings” as between “100-150.”

The “Performance Information” section of the Fund Summary relating to the Fund is revised to incorporate the following updated performance information current through March 31, 2008:

Calendar Year Total Returns – Class D

The bar chart is revised to reflect a total annual return in 2007 equal to 47.93%.

More Recent Return Information

The More Recent Return information is revised to reflect a return of -11.33% during the period 1/1/08 to 3/31/08.

Average Annual Total Returns (for periods ended 12/31/07)

The table is revised to incorporate the following updated information:

	1 Year	Fund Inception
Class D – Before Taxes	47.93%	43.33%
Class D – After Taxes on Distributions	46.88%	42.47%
Class D – After Taxes on Distributions and Sale of Fund Shares	32.41%	38.34%
MSCI Emerging Markets	39.39%	37.66%
Lipper Emerging Markets Funds Average	36.48%	35.80%

The footnotes to the Average Annual Total Returns table remain unchanged.

Disclosure Relating to the Allianz NACM Global Fund

The Allianz NACM Global Fund has changed the range of its approximate number of portfolio holdings. The disclosure in the Fund Summary relating to the Fund and the Summary Information table in the Prospectus is revised to reflect the “Approximate Number of Holdings” as between “50-100.”

The “Performance Information” section of the Fund Summary relating to the Fund is revised to incorporate the following updated performance information current through March 31, 2008:

Calendar Year Total Returns – Class D

The bar chart is revised to reflect a total annual return in 2007 equal to 16.41%.

More Recent Return Information

The More Recent Return information is revised to reflect a return of -9.70% during the period 1/1/08 to 3/31/08.

Average Annual Total Returns (for periods ended 12/31/07)

The table is revised to incorporate the following updated information:

	1 Year	5 Years	Fund Inception
Class D – Before Taxes	16.41%	20.59%	19.66%
Class D – After Taxes on Distributions	13.74%	18.59%	17.81%
Class D – After Taxes on Distributions and Sale of Fund Shares	11.63%	17.11%	16.40%
MSCI ACWI Free Index	11.66%	18.24%	15.87%
Lipper Global Multi-Cap Growth Funds Average	15.75%	18.65%	16.15%

The footnotes to the Average Annual Total Returns table remain unchanged.

Disclosure Relating to the Allianz NACM International Fund

The “Performance Information” section of the Fund Summary relating to the Fund is revised to incorporate the following updated performance information current through March 31, 2008:

Calendar Year Total Returns – Class D

The bar chart is revised to reflect a total annual return in 2007 equal to 3.31%.

More Recent Return Information

The More Recent Return information is revised to reflect a return of -10.80% during the period 1/1/08 to 3/31/08.

Average Annual Total Returns (for periods ended 12/31/07)

The table is revised to incorporate the following updated information:

	1 Year	5 Years	Fund Inception
Class D – Before Taxes	3.31%	24.47%	13.81%
Class D – After Taxes on Distributions	-1.07%	22.28%	12.20%
Class D – After Taxes on Distributions and Sale of Fund Shares	3.31%	20.66%	11.35%
MSCI EAFE Index	11.17%	21.59%	10.12%
Lipper International Multi-Cap Core Funds Average	12.05%	20.76%	10.30%

The footnotes to the Average Annual Total Returns table remain unchanged.

Disclosure Relating to the Allianz NACM Pacific Rim Fund

The “Performance Information” section of the Fund Summary relating to the Fund is revised to incorporate the following updated performance information current through March 31, 2008:

Calendar Year Total Returns – Class D

The bar chart is revised to reflect a total annual return in 2007 equal to 21.74%.

More Recent Return Information

The More Recent Return information is revised to reflect a return of -10.65% during the period 1/1/08 to 3/31/08.

Average Annual Total Returns (for periods ended 12/31/07)

The table is revised to incorporate the following updated information:

	1 Year	5 Years	10 Years	Fund Inception
Class D – Before Taxes	21.74%	28.04%	15.76%	15.76%
Class D – After Taxes on Distributions	18.65%	26.66%	11.98%	11.98%
Class D – After Taxes on Distributions and Sale of Fund Shares	16.19%	24.60%	11.54%	11.54%
MSCI Pacific Index	5.30%	19.01%	6.83%	6.83%
Lipper Pacific Region Funds Average	16.19%	24.43%	10.17%	10.17%

The footnotes to the Average Annual Total Returns table remain unchanged.

Disclosure Relating to the Allianz NFJ International Value Fund

The “Performance Information” section of the Fund Summary relating to the Fund is revised to incorporate the following updated performance information current through March 31, 2008:

Calendar Year Total Returns – Class D

The bar chart is revised to reflect a total annual return in 2007 equal to 27.00%.

More Recent Return Information

The More Recent Return information is revised to reflect a return of -7.00% during the period 1/1/08 to 3/31/08.

Lowest Quarter Returns

The Lowest Quarter Return information is revised to reflect a return of -1.20% the Fourth Quarter of 2007.

Average Annual Total Returns (for periods ended 12/31/07)

The table is revised to incorporate the following updated information:

	1 Year	Fund Inception
Class D – Before Taxes	27.00%	31.66%
Class D – After Taxes on Distributions	24.35%	28.16%
Class D – After Taxes on Distributions and Sale of Fund Shares	17.98%	25.94%
MSCI AC World Index ex USA	16.65%	25.38%
Lipper International Multi-Cap Value Funds Average	8.61%	22.92%

The footnotes to the Average Annual Total Returns table remain unchanged.

Disclosure Relating to the Allianz RCM Biotechnology Fund

The “Performance Information” section of the Fund Summary relating to the Fund is revised to incorporate the following updated performance information current through March 31, 2008:

Calendar Year Total Returns – Class D

The bar chart is revised to reflect a total annual return in 2007 equal to 2.39%.

More Recent Return Information

The More Recent Return information is revised to reflect a return of -9.53% during the period 1/1/08 to 3/31/08.

Average Annual Total Returns (for periods ended 12/31/07)

The table is revised to incorporate the following updated information:

	1 Year	5 Years	10 Years	Fund Inception
Class D – Before Taxes	2.39%	9.33%	12.33%	12.33%
Class D – After Taxes on Distributions	2.39%	9.33%	11.42%	11.41%
Class D – After Taxes on Distributions and Sale of Fund Shares	1.55%	8.13%	10.40%	10.40%
S&P 500 Index	5.49%	12.83%	5.91%	5.91%
NASDAQ Biotechnology Index	4.58%	10.94%	10.66%	10.66%
Lipper Health/Biotechnology Funds Average	8.84%	12.31%	9.12%	9.12%

The footnotes to the Average Annual Total Returns table remain unchanged.

Disclosure Relating to the Allianz RCM Global Resources Fund

The “Performance Information” section of the Fund Summary relating to the Fund is revised to incorporate the following updated performance information current through March 31, 2008:

Calendar Year Total Returns – Class D

The bar chart is revised to reflect a total annual return in 2007 equal to 52.68%.

More Recent Return Information

The More Recent Return information is revised to reflect a return of -9.51% during the period 1/1/08 to 3/31/08.

Average Annual Total Returns (for periods ended 12/31/07)

The table is revised to incorporate the following updated information:

	1 Year	Fund Inception
Class D – Before Taxes	52.68%	36.66%
Class D – After Taxes on Distributions	51.90%	33.79%
Class D – After Taxes on Distributions and Sale of Fund Shares	34.84%	30.72%
MSCI World Index	9.04%	14.14%
World Energy & Materials Composite	31.14%	27.64%
Lipper Global Natural Resources Funds Average (4)	39.76%	33.20%

Footnote 4 to the Average Annual Total Returns table is replaced with the following:

The Lipper Global Natural Resources Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in the equity securities of domestic and foreign companies engaged in natural resources. It does not take into account sales charges.

Disclosure Relating to the Allianz RCM Global Small-Cap Fund

The “Performance Information” section of the Fund Summary relating to the Fund is revised to incorporate the following updated performance information current through March 31, 2008:

Calendar Year Total Returns – Class D

The bar chart is revised to reflect a total annual return in 2007 equal to 4.93%.

More Recent Return Information

The More Recent Return information is revised to reflect a return of -13.84% during the period 1/1/08 to 3/31/08.

Average Annual Total Returns (for periods ended 12/31/07)

The table is revised to incorporate the following updated information:

	1 Year	5 Years	10 Years	Fund Inception
Class D – Before Taxes	4.93%	23.52%	14.01%	14.99%
Class D – After Taxes on Distributions	3.67%	23.22%	13.08%	13.64%
Class D – After Taxes on Distributions and Sale of Fund Shares	4.91%	21.00%	12.09%	12.69%
MSCI WSCI	0.79%	21.80%	10.60%	9.01%
Lipper Global Small-/Mid-Cap Funds Average (3)	9.08%	21.27%	10.53%	9.88%

Footnote 3 to the Average Annual Total Returns table is replaced with the following:

The Lipper Global Small-/Mid-Cap Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least 75% of their equity assets in companies both inside and outside of the U.S. with market capitalizations (on a three-year weighted basis) less than the 500th largest company in the S&P/Citigroup World Broad Market Index. It does not take into consideration sales charges.

Disclosure Relating to the Allianz RCM Healthcare Fund

(to be renamed, on or about September 4, 2008, the “Allianz RCM Wellness Fund”)

The “Performance Information” section of the Fund Summary relating to the Fund is revised to incorporate the following updated performance information current through March 31, 2008:

Calendar Year Total Returns – Class D

The bar chart is revised to reflect a total annual return in 2007 equal to 10.04%.

More Recent Return Information

The More Recent Return information is revised to reflect a return of -11.96% during the period 1/1/08 to 3/31/08.

Average Annual Total Returns (for periods ended 12/31/07)

The table is revised to incorporate the following updated information:

	1 Year	5 Years	10 Years	Fund Inception
Class D – Before Taxes	10.04%	10.36%	11.25%	12.84%
Class D – After Taxes on Distributions	10.04%	10.36%	10.24%	11.48%
Class D – After Taxes on Distributions and Sale of Fund Shares	6.52%	9.04%	9.36%	10.58%
S&P 500 Index	5.49%	12.83%	5.91%	8.15%
S&P 500 Health Care Index	7.15%	7.49%	6.09%	9.06%
Lipper Health/Biotechnology Funds Average	8.84%	12.31%	9.12%	10.01%

The footnotes to the Average Annual Total Returns table remain unchanged.

Disclosure Relating to the Allianz RCM International Growth Equity Fund

The “Performance Information” section of the Fund Summary relating to the Fund is revised to incorporate the following updated performance information current through March 31, 2008:

Calendar Year Total Returns – Class D

The bar chart is revised to reflect a total annual return in 2007 equal to 16.07%.

More Recent Return Information

The More Recent Return information is revised to reflect a return of -8.18% during the period 1/1/08 to 3/31/08.

Average Annual Total Returns (for periods ended 12/31/07)

The table is revised to incorporate the following updated information:

	1 Year	5 Years	10 Years	Fund Inception
Class D – Before Taxes	16.07%	19.08%	5.21%	8.05%
Class D – After Taxes on Distributions	15.66%	18.74%	4.18%	6.69%
Class D – After Taxes on Distributions and Sale of Fund Shares	10.43%	16.72%	3.98%	6.34%
MSCI EAFE Index	11.17%	21.59%	8.66%	8.01%
MSCI EAFE Growth Index	16.45%	19.85%	6.46%	6.02%
Lipper International Large Cap Growth Funds Average	14.24%	18.84%	6.63%	7.92%

The footnotes to the Average Annual Total Returns table remain unchanged.

Disclosure Relating to the Allianz RCM Technology Fund

The “Performance Information” section of the Fund Summary relating to the Fund is revised to incorporate the following updated performance information current through March 31, 2008:

Calendar Year Total Returns – Class D

The bar chart is revised to reflect a total annual return in 2007 equal to 28.73%.

More Recent Return Information

The More Recent Return information is revised to reflect a return of -18.62% during the period 1/1/08 to 3/31/08.

Average Annual Total Returns (for periods ended 12/31/07)

The table is revised to incorporate the following updated information:

	1 Year	5 Years	10 Years	Fund Inception
Class D – Before Taxes	28.73%	23.64%	14.93%	16.80%
Class D – After Taxes on Distributions	28.02%	23.50%	14.66%	16.00%
Class D – After Taxes on Distributions and Sale of Fund Shares	19.61%	21.11%	13.43%	14.86%
NASDAQ Composite Index	9.81%	14.71%	5.38%	8.01%
S&P North American Technology Sector Index (3)	16.93%	15.58%	5.69%	9.35%
Lipper Global Science & Technology Funds Average (4)	16.67%	17.22%	7.71%	9.36%

Footnote 3 to the Average Annual Total Returns table is replaced with the following:

On March 28, 2008, the Goldman Sachs Technology Index became the S&P North American Technology Sector Index. The S&P North American Technology Sector Index is a modified capitalization-weighted index of selected technology and internet-related stocks. It is not possible to invest directly in the index.

Footnote 4 is replaced with the following:

The Lipper Global Science & Technology Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in the equity securities of domestic and foreign companies engaged in science and technology. It does not take into consideration sales charges.

Disclosure Relating to All Funds

The sub-section captioned “Regulatory and Litigation Matters” in the section of the Prospectus titled “Management of the Funds” is replaced in its entirety with the following:

Regulatory and Litigation Matters

In September 2004, Allianz Global Fund Management, PEA Capital LLC (“PEA”) and AGID settled a regulatory action with the SEC that alleged violations of various antifraud provisions of the federal securities laws in connection with an alleged market timing arrangement involving trading of shares of the PEA Growth Fund (now the OCC Growth Fund), the PEA Opportunity Fund (now the OCC Opportunity Fund), the PEA Innovation Fund and the PEA Target Fund (now the OCC Target Fund). PEA, AGID and Allianz Global Investors of America L.P. (“AGI”) reached a settlement relating to the same subject matter with the Attorney General of the State of New Jersey in June 2004. AGI, Allianz Global Fund Management, PEA and AGID paid a total of $68 million to the SEC and New Jersey to settle the claims related to market timing. In addition to monetary payments, the settling parties agreed to undertake certain corporate governance, compliance and disclosure reforms related to market timing, and consented to cease and desist orders and censures. The settling parties did not admit or deny the findings in these settlements. Subsequent to these events, PEA deregistered as an investment adviser and dissolved.

Since February 2004, Allianz Global Fund Management, AGID and certain of their affiliates and employees, various Funds and other affiliated investment companies, the Funds’ sub-advisers, the Trust and certain current and former Trustees of the Trust have been named as defendants in eleven lawsuits filed in various jurisdictions, which have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. The lawsuits generally relate to the same allegations that are the subject of the regulatory proceedings discussed above. The lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts, restitution and waiver of or return of certain sales charges paid by Fund shareholders.

In July 2008, two individual shareholders of the Allianz OCC Target Fund and one individual shareholder of the Allianz OCC Growth Fund filed a civil action in Suffolk Superior Court in The Commonwealth of Massachusetts against the Trust and each of its Trustees to compel the Trust to allow the shareholders to inspect various books, records and other documents relating to the Trust’s securities lending program (the “Program”). Prior to bringing this action, these same shareholders had made demands relating to the Program, which the independent Trustees rejected. The action seeks inspection rights, but not any monetary damages other than reasonable attorneys’ fees and related costs. The Trust and Trustees intend to defend this action vigorously.

It is possible that these matters and/or other developments resulting from these matters could result in increased Fund redemptions or other adverse consequences to the Funds. However, Allianz Global Fund Management and AGID believe that these matters are not likely to have a material adverse effect on the Funds or on Allianz Global Fund Management’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Funds.

The foregoing speaks only as of the date of this Prospectus. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure will be updated if those developments are likely to have a material adverse effect on the Funds or on the ability of Allianz Global Fund Management, AGID or the Funds’ sub-advisers to perform their respective contracts with respect to the Funds.

Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated July 9, 2008

to the Prospectus for Class R Shares of Allianz Stock Funds Dated November 1, 2007 (as revised January 1, 2008)

Disclosure Relating to the Allianz CCM Capital Appreciation Fund

The “Performance Information” section of the Fund Summary relating to the Fund is revised to incorporate the following updated performance information current through March 31, 2008:

Calendar Year Total Returns – Class R

The bar chart is revised to reflect a total annual return in 2007 equal to 16.81%.

More Recent Return Information

The More Recent Return information is revised to reflect a return of -12.28% during the period 1/1/08 to 3/31/08.

Average Annual Total Returns (for periods ended 12/31/07)

The table is revised to incorporate the following updated information:

	1 Year	5 Years	10 Years	Fund Inception
Class R – Before Taxes	16.81%	13.74%	6.46%	11.44%
Class R – After Taxes on Distributions	14.71%	13.08%	4.64%	9.49%
Class R – After Taxes on Distributions and Sale of Fund Shares	12.31%	11.91%	4.80%	9.29%
Russell 1000 Growth Index	11.81%	12.11%	3.83%	9.24%
S&P 500 Index	5.49%	12.83%	5.91%	10.79%
Lipper Large-Cap Growth Funds Average (4)	14.17%	11.83%	5.10%	9.40%

Footnote 4 to the Average Annual Total Returns table is replaced with the following:

The Lipper Large-Cap Growth Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in companies with market capitalizations of greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. It does not take into account sales charges.

Disclosure Relating to the Allianz CCM Mid-Cap Fund

The “Performance Information” section of the Fund Summary relating to the Fund is revised to incorporate the following updated performance information current through March 31, 2008:

Calendar Year Total Returns – Class R

The bar chart is revised to reflect a total annual return in 2007 equal to 21.25%.

More Recent Return Information

The More Recent Return information is revised to reflect a return of -12.99% during the period 1/1/08 to 3/31/08.

Average Annual Total Returns (for periods ended 12/31/07)

The table is revised to incorporate the following updated information:

	1 Year	5 Years	10 Years	Fund Inception
Class R – Before Taxes	21.25%	16.71%	7.73%	11.99%
Class R – After Taxes on Distributions	18.66%	15.80%	6.17%	10.35%
Class R – After Taxes on Distributions and Sale of Fund Shares	15.51%	14.50%	5.97%	9.96%
Russell Midcap Growth Index	11.43%	17.90%	7.59%	10.76%
Lipper Mid-Cap Core Funds Average	6.24%	15.67%	9.72%	11.89%

The footnotes to the Average Annual Total Returns table remain unchanged.

Disclosure Relating to the Allianz NACM Global Fund

The Allianz NACM Global Fund has changed the range of its approximate number of portfolio holdings. The disclosure in the Fund Summary relating to the Fund and the Summary Information table in the Prospectus is revised to reflect the “Approximate Number of Holdings” as between “50-100.”

The “Performance Information” section of the Fund Summary relating to the Fund is revised to incorporate the following updated performance information current through March 31, 2008:

Calendar Year Total Returns – Class R

The bar chart is revised to reflect a total annual return in 2007 equal to 16.16%.

More Recent Return Information

The More Recent Return information is revised to reflect a return of -9.79% during the period 1/1/08 to 3/31/08.

Average Annual Total Returns (for periods ended 12/31/07)

The table is revised to incorporate the following updated information:

	1 Year	5 Years	Fund Inception
Class R – Before Taxes	16.16%	20.30%	19.36%
Class R – After Taxes on Distributions	13.46%	18.29%	17.49%
Class R – After Taxes on Distributions and Sale of Fund Shares	11.48%	16.84%	16.12%
MSCI ACWI Free Index	11.66%	18.24%	15.87%
Lipper Multi-Cap Growth Funds Average	15.75%	18.65%	16.15%

The footnotes to the Average Annual Total Returns table remain unchanged.

Disclosure Relating to the Allianz NACM International Fund

The “Performance Information” section of the Fund Summary relating to the Fund is revised to incorporate the following updated performance information current through March 31, 2008:

Calendar Year Total Returns – Class R

The bar chart is revised to reflect a total annual return in 2007 equal to 3.08%.

More Recent Return Information

The More Recent Return information is revised to reflect a return of -10.87% during the period 1/1/08 to 3/31/08.

Average Annual Total Returns (for periods ended 12/31/07)

The table is revised to incorporate the following updated information:

	1 Year	5 Years	Fund Inception
Class R – Before Taxes	3.08%	24.00%	13.32%
Class R – After Taxes on Distributions	-1.28%	21.62%	11.58%
Class R – After Taxes on Distributions and Sale of Fund Shares	3.15%	20.00%	10.76%
MSCI EAFE Index	11.17%	21.59%	10.12%
Lipper International Multi-Cap Core Funds Average	12.05%	20.76%	10.30%

The footnotes to the Average Annual Total Returns table remain unchanged.

Disclosure Relating to the Allianz NFJ Dividend Value Fund

The “Performance Information” section of the Fund Summary relating to the Fund is revised to incorporate the following updated performance information current through March 31, 2008:

Calendar Year Total Returns – Class R

The bar chart is revised to reflect a total annual return in 2007 equal to 3.98%.

More Recent Return Information

The More Recent Return information is revised to reflect a return of -7.58% during the period 1/1/08 to 3/31/08.

Average Annual Total Returns (for periods ended 12/31/07)

The table is revised to incorporate the following updated information:

	1 Year	5 Years	Fund Inception
Class R – Before Taxes	3.98%	15.67%	12.07%
Class R – After Taxes on Distributions	1.81%	14.44%	10.31%
Class R – After Taxes on Distributions and Sale of Fund Shares	3.01%	13.17%	9.62%
Russell 1000 Value Index	-0.17%	14.63%	7.17%
Lipper Equity Income Funds Average	4.00%	12.94%	6.38%

The footnotes to the Average Annual Total Returns table remain unchanged.

Disclosure Relating to the Allianz NFJ Large-Cap Value Fund

The “Performance Information” section of the Fund Summary relating to the Fund is revised to incorporate the following updated performance information current through March 31, 2008:

Calendar Year Total Returns – Class R

The bar chart is revised to reflect a total annual return in 2007 equal to 3.23%.

More Recent Return Information

The More Recent Return information is revised to reflect a return of -7.99% during the period 1/1/08 to 3/31/08.

Average Annual Total Returns (for periods ended 12/31/07)

The table is revised to incorporate the following updated information:

	1 Year	5 Years	Fund Inception
Class R – Before Taxes	3.23%	14.64%	11.01%
Class R – After Taxes on Distributions	2.31%	14.24%	10.76%
Class R – After Taxes on Distributions and Sale of Fund Shares	2.27%	12.68%	9.64%
Russell Top 200 Value Index	0.25%	13.12%	4.87%
Lipper Large-Cap Value Funds Average	2.18%	13.12%	6.02%

The footnotes to the Average Annual Total Returns table remain unchanged.

Disclosure Relating to the Allianz NFJ Small-Cap Value Fund

The “Performance Information” section of the Fund Summary relating to the Fund is revised to incorporate the following updated performance information current through March 31, 2008:

Calendar Year Total Returns – Class R

The bar chart is revised to reflect a total annual return in 2007 equal to 5.86%.

More Recent Return Information

The More Recent Return information is revised to reflect a return of -3.78% during the period 1/1/08 to 3/31/08.

Average Annual Total Returns (for periods ended 12/31/07)

The table is revised to incorporate the following updated information:

	1 Year	5 Years	10 Years	Fund Inception
Class R – Before Taxes	5.86%	17.01%	10.38%	13.35%
Class R – After Taxes on Distributions	3.92%	15.41%	9.18%	11.46%
Class R – After Taxes on Distributions and Sale of Fund Shares	5.59%	14.55%	8.69%	10.99%
Russell 2000 Value Index	-9.78%	15.80%	9.06%	13.46%
Lipper Small-Cap Value Funds Average	-5.49%	14.93%	8.80%	12.19%

The footnotes to the Average Annual Total Returns table remain unchanged.

Disclosure Relating to the Allianz OCC Equity Premium Strategy Fund

The “Performance Information” section of the Fund Summary relating to the Fund is revised to incorporate the following updated performance information current through March 31, 2008:

Calendar Year Total Returns – Class R

The bar chart is revised to reflect a total annual return in 2007 equal to 5.09%.

More Recent Return Information

The More Recent Return information is revised to reflect a return of -12.99% during the period 1/1/08 to 3/31/08.

Average Annual Total Returns (for periods ended 12/31/07)

The table is revised to incorporate the following updated information:

	1 Year	5 Years	10 Years	Fund Inception
Class R – Before Taxes	5.09%	11.53%	9.07%	11.63%
Class R – After Taxes on Distributions	2.73%	10.40%	5.18%	7.35%
Class R – After Taxes on Distributions and Sale of Fund Shares	3.33%	9.41%	5.51%	7.57%
S&P 500 Index	5.49%	12.83%	5.91%	11.27%
Lipper Large-Cap Core Funds Average	5.78%	11.72%	5.03%	9.85%

The footnotes to the Average Annual Total Returns table remain unchanged.

Disclosure Relating to the Allianz OCC Growth Fund

The following “Performance Information” section of the Fund Summary relating to the Fund will contain the following performance information current through March 31, 2008:

Calendar Year Total Returns – Class R

The bar chart is revised to reflect a total annual return in 2007 equal to 18.34%.

More Recent Return Information

The More Recent Return information is revised to reflect a return of -12.24% during the period 1/1/08 to 3/31/08.

Average Annual Total Returns (for periods ended 12/31/07)

The table is revised to incorporate the following updated information:

	1 Year	5 Years	10 Years	Fund Inception
Class R – Before Taxes	18.34%	14.22%	4.96%	11.83%
Class R – After Taxes on Distributions	18.34%	14.22%	4.13%	9.82%
Class R – After Taxes on Distributions and Sale of Fund Shares	11.92%	12.51%	4.08%	9.63%
Russell 1000 Growth Index	11.81%	12.11%	3.83%	11.51%
Lipper Large-Cap Growth Funds Average	14.17%	11.83%	5.10%	13.52%

The footnotes to the Average Annual Total Returns table remain unchanged.

Disclosure Relating to the Allianz OCC Renaissance Fund

The “Performance Information” section of the Fund Summary relating to the Fund is revised to incorporate the following updated performance information current through March 31, 2008:

Calendar Year Total Returns – Class R

The bar chart is revised to reflect a total annual return in 2007 equal to 5.32%.

More Recent Return Information

The More Recent Return information is revised to reflect a return of -11.40% during the period 1/1/08 to 3/31/08.

Average Annual Total Returns (for periods ended 12/31/07)

The table is revised to incorporate the following updated information:

	1 Year	5 Years	10 Years	Fund Inception
Class R – Before Taxes	5.32%	15.51%	11.64%	12.94%
Class R – After Taxes on Distributions	-0.13%	13.02%	8.51%	9.97%
Class R – After Taxes on Distributions and Sale of Fund Shares	5.67%	12.90%	8.60%	9.89%
Russell Midcap Value Index	-1.42%	17.92%	10.18%	13.58%
Lipper Multi-Cap Value Funds Average (3)	0.33%	13.85%	7.72%	11.14%

Footnote 3 to the Average Annual Total Returns is replaced with the following:

The Lipper Multi-Cap Value Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest in companies with a variety of capitalization ranges without concentrating in any one market capitalization range over an extended period of time. It does not take into account sales charges.

Disclosure Relating to the Allianz OCC Value Fund

The “Performance Information” section of the Fund Summary relating to the Fund is revised to incorporate the following updated performance information current through March 31, 2008:

Calendar Year Total Returns – Class R

The bar chart is revised to reflect a total annual return in 2007 equal to -6.03%.

More Recent Return Information

The More Recent Return information is revised to reflect a return of -17.55% during the period 1/1/08 to 3/31/08.

Average Annual Total Returns (for periods ended 12/31/07)

The table is revised to incorporate the following updated information:

	1 Year	5 Years	10 Years	Fund Inception
Class R – Before Taxes	-6.03%	14.18%	9.37%	12.17%
Class R – After Taxes on Distributions	-10.01%	11.98%	6.48%	9.07%
Class R – After Taxes on Distributions and Sale of Fund Shares	-1.93%	11.67%	6.61%	9.02%
Russell 1000 Value Index	-0.17%	14.63%	7.68%	12.17%
Lipper Large-Cap Value Funds Average	2.18%	13.12%	6.24%	10.52%

The footnotes to the Average Annual Total Returns table remain unchanged.

Disclosure Relating to the Allianz RCM Large-Cap Growth Fund

The “Performance Information” section of the Fund Summary relating to the Fund is revised to incorporate the following updated performance information current through March 31, 2008:

Calendar Year Total Returns – Class R

The bar chart is revised to reflect a total annual return in 2007 equal to 12.74%.

More Recent Return Information

The More Recent Return information is revised to reflect a return of -12.41% during the period 1/1/08 to 3/31/08.

Average Annual Total Returns (for periods ended 12/31/07)

The table is revised to incorporate the following updated information:

	1 Year	5 Years	10 Years	Fund Inception
Class R – Before Taxes	12.74%	10.58%	6.26%	8.31%
Class R – After Taxes on Distributions	11.47%	10.16%	5.14%	7.07%
Class R – After Taxes on Distributions and Sale of Fund Shares	10.00%	9.22%	5.06%	6.83%
Russell 1000 Growth Index (2)	11.81%	12.11%	3.83%	6.01%
S&P 500 Index	5.49%	12.83%	5.91%	8.15%
Lipper Large-Cap Growth Funds Average	14.17%	11.83%	5.10%	6.62%

The footnotes to the Average Annual Total Returns table currently numbered 2, 3 and 4 are renumbered 3, 4 and 5, respectively, and the references in the table itself to these footnotes are renumbered accordingly. A new footnote number 2 relating to the Russell 1000 Growth Index is inserted to read as follows:

The Russell 1000 Growth Index is an unmanaged index that measures the performance of companies in the Russell 1000 Index considered to have a greater than average growth orientation. It is not possible to invest directly in the index. The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which consists of the 3,000 largest U.S. companies based on total market capitalization. The Russell 1000 Growth Index replaced the S&P 500 Index as the Fund’s primary benchmark because the Adviser believes the Russell 1000 Growth Index is more representative of the Fund’s investment strategy.

Disclosure Relating to the Allianz RCM Mid-Cap Fund

The “Performance Information” section of the Fund Summary relating to the Fund is revised to incorporate the following updated performance information current through March 31, 2008:

Calendar Year Total Returns – Class R

The bar chart is revised to reflect a total annual return in 2007 equal to 13.60%.

More Recent Return Information

The More Recent Return information is revised to reflect a return of -10.76% during the period 1/1/08 to 3/31/08.

Average Annual Total Returns (for periods ended 12/31/07)

The table is revised to incorporate the following updated information:

	1 Year	5 Years	10 Years	Fund Inception
Class R – Before Taxes	13.60%	13.96%	6.76%	14.52%
Class R – After Taxes on Distributions	13.44%	12.78%	2.78%	9.71%
Class R – After Taxes on Distributions and Sale of Fund Shares	9.06%	11.68%	3.67%	10.09%
Russell Midcap Index	5.60%	18.21%	9.91%	14.73%
Lipper Mid-Cap Growth Funds Average	16.62%	16.48%	7.78%	12.43%

The footnotes to the Average Annual Total Returns table remain unchanged.

Disclosure Relating to All Funds

The sub-section captioned “Regulatory and Litigation Matters” in the section of the Prospectus titled “Management of the Funds” is replaced in its entirety with the following:

Regulatory and Litigation Matters

In September 2004, Allianz Global Fund Management, PEA Capital LLC (“PEA”) and AGID settled a regulatory action with the SEC that alleged violations of various antifraud provisions of the federal securities laws in connection with an alleged market timing arrangement involving trading of shares of the PEA Growth Fund (now the OCC Growth Fund), the PEA Opportunity Fund (now the OCC Opportunity Fund), the PEA Innovation Fund and the PEA Target Fund (now the OCC Target Fund). PEA, AGID and Allianz Global Investors of America L.P. (“AGI”) reached a settlement relating to the same subject matter with the Attorney General of the State of New Jersey in June 2004. AGI, Allianz Global Fund Management, PEA and AGID paid a total of $68 million to the SEC and New Jersey to settle the claims related to market timing. In addition to monetary payments, the settling parties agreed to undertake certain corporate governance, compliance and disclosure reforms related to market timing, and consented to cease and desist orders and censures. The settling parties did not admit or deny the findings in these settlements. Subsequent to these events, PEA deregistered as an investment adviser and dissolved.

Since February 2004, Allianz Global Fund Management, AGID and certain of their affiliates and employees, various Funds and other affiliated investment companies, the Funds’ sub-advisers, the Trust and certain current and former Trustees of the Trust have been named as defendants in eleven lawsuits filed in various jurisdictions, which have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. The lawsuits generally relate to the same allegations that are the subject of the regulatory proceedings discussed above. The lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts, restitution and waiver of or return of certain sales charges paid by Fund shareholders.

In July 2008, two individual shareholders of the Allianz OCC Target Fund and one individual shareholder of the Allianz OCC Growth Fund filed a civil action in Suffolk Superior Court in The Commonwealth of Massachusetts against the Trust and each of its Trustees to compel the Trust to allow the shareholders to inspect various books, records and other documents relating to the Trust’s securities lending program (the “Program”). Prior to bringing this action, these same shareholders had made demands relating to the Program, which the independent Trustees rejected. The action seeks inspection rights, but not any monetary damages other than reasonable attorneys’ fees and related costs. The Trust and Trustees intend to defend this action vigorously.

It is possible that these matters and/or other developments resulting from these matters could result in increased Fund redemptions or other adverse consequences to the Funds. However, Allianz Global Fund Management and AGID believe that these matters are not likely to have a material adverse effect on the Funds or on Allianz Global Fund Management’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Funds.

The foregoing speaks only as of the date of this Prospectus. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure will be updated if those developments are likely to have a material adverse effect on the Funds or on the ability of Allianz Global Fund Management, AGID or the Funds’ sub-advisers to perform their respective contracts with respect to the Funds.

Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated July 9, 2008

to the Prospectus for Institutional and Administrative Class Shares of Allianz Stock Funds

Dated November 1, 2007 (as revised January 1, 2008)

Disclosure Relating to the Allianz CCM Capital Appreciation Fund

The “Performance Information” section of the Fund Summary relating to the Fund is revised to incorporate the following updated performance information current through March 31, 2008:

Calendar Year Total Returns – Institutional Class

The bar chart is revised to reflect a total annual return in 2007 equal to 17.55%.

More Recent Return Information

The More Recent Return information is revised to reflect a return of -12.15% during the period 1/1/08 to 3/31/08.

Average Annual Total Returns (for periods ended 12/31/07)

The table is revised to incorporate the following updated information:

	1 Year	5 Years	10 Years	Fund Inception
Institutional Class – Before Taxes	17.55%	14.53%	7.23%	12.26%
Institutional Class – After Taxes on Distributions	15.34%	13.82%	5.36%	10.25%
Institutional Class – After Taxes on Distributions and Sale of Fund Shares	12.75%	12.59%	5.43%	10.01%
Administrative Class	17.26%	14.24%	6.99%	12.00%
Russell 1000 Growth Index	11.81%	12.11%	3.83%	9.24%
S&P 500 Index	5.49%	12.83%	5.91%	10.79%
Lipper Large-Cap Growth Funds Average (4)	14.17%	11.83%	5.10%	9.40%

Footnote 4 to the Average Annual Total Returns table is replaced with the following:

The Lipper Large-Cap Growth Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in companies with market capitalizations of greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. It does not take into account sales charges.

Disclosure Relating to the Allianz CCM Emerging Companies Fund

The “Performance Information” section of the Fund Summary relating to the Fund is revised to incorporate the following updated performance information current through March 31, 2008:

Calendar Year Total Returns – Institutional Class

The bar chart is revised to reflect a total annual return in 2007 equal to 2.53%.

More Recent Return Information

The More Recent Return information is revised to reflect a return of -12.47% during the period 1/1/08 to 3/31/08.

Average Annual Total Returns (for periods ended 12/31/07)

The table is revised to incorporate the following updated information:

	1 Year	5 Years	10 Years	Fund Inception
Institutional Class – Before Taxes	2.53%	15.19%	8.42%	13.34%
Institutional Class – After Taxes on Distributions	0.53%	13.09%	6.58%	11.47%
Institutional Class – After Taxes on Distributions and Sale of Fund Shares	4.02%	12.73%	6.68%	11.25%
Administrative Class	2.27%	14.89%	8.15%	13.06%
Russell 2000 Growth Index	7.05%	16.50%	4.32%	7.23%
Lipper Small-Cap Growth Funds Average	8.68%	15.47%	7.35%	9.43%

The footnotes to the Average Annual Total Returns table remain unchanged.

Disclosure Relating to the Allianz CCM Focused Growth Fund

The “Performance Information” section of the Fund Summary relating to the Fund is revised to incorporate the following updated performance information current through March 31, 2008:

Calendar Year Total Returns – Institutional Class

The bar chart is revised to reflect a total annual return in 2007 equal to 12.84%.

More Recent Return Information

The More Recent Return information is revised to reflect a return of -11.85% during the period 1/1/08 to 3/31/08.

Average Annual Total Returns (for periods ended 12/31/07)

The table is revised to incorporate the following updated information:

	1 Year	5 Years	Fund Inception
Institutional Class – Before Taxes	12.84%	16.55%	2.50%
Institutional Class – After Taxes on Distributions	12.76%	16.45%	1.93%
Institutional Class – After Taxes on Distributions and Sale of Fund Shares	8.35%	14.58%	1.84%
Administrative Class	12.57%	16.28%	2.25%
Russell 1000 Growth Index	11.81%	12.11%	-0.42%
Lipper Large-Cap Growth (3)	14.17%	11.83%	1.39%

Footnote 3 to the Average Annual Total Returns table is replaced with the following:

The Lipper Large-Cap Growth Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in companies with market capitalizations of greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. It does not take into account sales charges.

Disclosure Relating to the Allianz CCM Mid-Cap Fund

The “Performance Information” section of the Fund Summary relating to the Fund is revised to incorporate the following updated performance information current through March 31, 2008:

Calendar Year Total Returns – Institutional Class

The bar chart is revised to reflect a total annual return in 2007 equal to 22.02%.

More Recent Return Information

The More Recent Return information is revised to reflect a return of -12.80% during the period 1/1/08 to 3/31/08.

Average Annual Total Returns (for periods ended 12/31/07)

The table is revised to incorporate the following updated information:

	1 Year	5 Years	10 Years	Fund Inception
Institutional Class – Before Taxes	22.02%	17.52%	8.51%	12.81%
Institutional Class – After Taxes on Distributions	19.51%	16.64%	6.94%	11.14%
Institutional Class – After Taxes on Distributions and Sale of Fund Shares	15.96%	15.25%	6.66%	10.70%
Administrative Class	21.76%	17.23%	8.25%	12.53%
Russell Midcap Growth Index	11.43%	17.90%	7.59%	10.76%
Lipper Mid-Cap Core Funds Average	6.24%	15.67%	9.72%	11.89%

The footnotes to the Average Annual Total Returns table remain unchanged.

Disclosure Relating to the Allianz NFJ All-Cap Value Fund

The “Performance Information” section of the Fund Summary relating to the Fund is revised to incorporate the following updated performance information current through March 31, 2008:

Calendar Year Total Returns – Institutional Class

The bar chart is revised to reflect a total annual return in 2007 equal to -5.08%.

More Recent Return Information

The More Recent Return information is revised to reflect a return of -7.84% during the period 1/1/08 to 3/31/08.

Lowest Quarter Returns

The Lowest Quarter Return information is revised to reflect a return of -7.21% in the Fourth Quarter of 2007.

Average Annual Total Returns (for periods ended 12/31/07)

The table is revised to incorporate the following updated information:

	1 Year	5 Years	Fund Inception
Institutional Class – Before Taxes	-5.08%	13.91%	15.26%
Institutional Class – After Taxes on Distributions	-11.23%	11.38%	12.75%
Institutional Class – After Taxes on Distributions and Sale of Fund Shares	-0.48%	11.07%	12.28%
Administrative Class	-5.34%	13.62%	14.96%
Russell 3000 Value Index	-1.01%	14.69%	13.01%
Lipper Multi-Cap Value Funds Average	0.33%	13.85%	12.18%

The footnotes to the Average Annual Total Returns table remain unchanged.

Disclosure Relating to the Allianz NFJ Dividend Value Fund

The “Performance Information” section of the Fund Summary relating to the Fund is revised to incorporate the following updated performance information current through March 31, 2008:

Calendar Year Total Returns – Institutional Class

The bar chart is revised to reflect a total annual return in 2007 equal to 4.66%.

More Recent Return Information

The More Recent Return information is revised to reflect a return of -7.48% during the period 1/1/08 to 3/31/08.

Average Annual Total Returns (for periods ended 12/31/07)

The table is revised to incorporate the following updated information:

	1 Year	5 Years	Fund Inception
Institutional Class – Before Taxes	4.66%	16.46%	12.86%
Institutional Class – After Taxes on Distributions	2.23%	15.08%	10.99%
Institutional Class – After Taxes on Distributions and Sale of Fund Shares	3.45%	13.80%	10.27%
Administrative Class	4.35%	16.15%	12.57%
Russell 1000 Value Index	-0.17%	14.63%	7.17%
Lipper Equity Income Funds Average	4.00%	12.94%	6.38%

The footnotes to the Average Annual Total Returns table remain unchanged.

Disclosure Relating to the Allianz NFJ International Value Fund

The “Performance Information” section of the Fund Summary is revised to incorporate the following updated performance information current through March 31, 2008:

Calendar Year Total Returns – Institutional Class

The bar chart is revised to reflect a total annual return in 2007 equal to 27.42%.

More Recent Return Information

The More Recent Return information is revised to reflect a return of -6.86% during the period 1/1/08 to 3/31/08.

Lowest Quarter Returns

The Lowest Quarter Return information is revised to reflect a return of -1.10% in the Fourth Quarter of 2007.

Average Annual Total Returns (for periods ended 12/31/07)

The table is revised to incorporate the following updated information:

	1 Year	Fund Inception
Institutional Class – Before Taxes	27.42%	32.09%
Institutional Class – After Taxes on Distributions	24.64%	28.54%
Institutional Class – After Taxes on Distributions and Sale of Fund Shares	18.24%	26.31%
MSCI AC World Index ex USA	16.65%	25.38%
Lipper International Multi-Cap Value Funds Average	8.61%	22.92%

The footnotes to the Average Annual Total Returns table remain unchanged.

Disclosure Relating to the Allianz NFJ Large-Cap Value Fund

The “Performance Information” section of the Fund Summary relating to the Fund is revised to incorporate the following updated performance information current through March 31, 2008:

Calendar Year Total Returns – Institutional Class

The bar chart is revised to reflect a total annual return in 2007 equal to 3.90%.

More Recent Return Information

The More Recent Return information is revised to reflect a return of -7.82% during the period 1/1/08 to 3/31/08.

Average Annual Total Returns (for periods ended 12/31/07)

The table is revised to incorporate the following updated information:

	1 Year	5 Years	Fund Inception
Institutional Class – Before Taxes	3.90%	15.37%	11.72%
Institutional Class – After Taxes on Distributions	2.83%	14.22%	10.40%
Institutional Class – After Taxes on Distributions and Sale of Fund Shares	2.70%	12.91%	9.55%
Administrative Class	3.47%	15.07%	11.43%
Russell Top 200 Value Index	0.25%	13.12%	4.87%
Lipper Large-Cap Value Funds Average	2.18%	13.12%	6.02%

The footnotes to the Average Annual Total Returns table remain unchanged.

Disclosure Relating to the Allianz NFJ Mid-Cap Value Fund

The “Performance Information” section of the Fund Summary relating to the Fund is revised to contain the following updated performance information current through March 31, 2008:

Calendar Year Total Returns – Institutional Class

A bar chart is inserted to reflect a total annual return in 2007 equal to -0.74%.

More Recent Return Information

The More Recent Return information is revised to reflect a return of -6.64% during the period 1/1/08 to 3/31/08.

Highest Quarter Returns

The Highest Quarter Return information is revised to reflect a return of 8.29% in the Second Quarter of 2007.

Lowest Quarter Returns

The Lowest Quarter Return information is revised to reflect a return of -5.51% in the Fourth Quarter of 2007.

Average Annual Total Returns (for periods ended 12/31/07)

The table is revised to incorporate the following updated information:

	1 Year	Fund Inception (8/21/06) (4)
Institutional Class – Before Taxes (1)	-0.74%	5.72%
Institutional Class – After Taxes on Distributions (1)	-3.08%	3.75%
Institutional Class – After Taxes on Distributions and Sale of Fund Shares (1)	-0.45%	3.76%
Russell Midcap Value Index (2)	-1.42%	6.18%
Lipper Mid-Cap Value Funds Average (3)	1.82%	8.53%

(1)	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for Administrative Class shares will vary.

(2)

The Russell Midcap Value Index is an unmanaged index that measures the performance of medium capitalization companies in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. It is not possible to invest directly in the index.

(3)	The Lipper Mid-Cap Value Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least 75% of equity assets in companies with market capitalizations (on a three-year weighted basis) less than 300% of the dollar-weighted median of the S&P SuperComposite 1500 Index’s middle 1000 securities. It does not take into account sales charges.

(4)	The Fund began operations on 8/21/06. Index comparisons begin on 8/31/06.

Disclosure Relating to the Allianz NFJ Small-Cap Value Fund

The “Performance Information” section of the Fund Summary relating to the Fund is revised to incorporate the following updated performance information current through March 31, 2008:

Calendar Year Total Returns – Institutional Class

The bar chart is revised to reflect a total annual return in 2007 equal to 6.53%.

More Recent Return Information

The More Recent Return information is revised to reflect a return of -3.61% during the period 1/1/08 to 3/31/08.

Average Annual Total Returns (for periods ended 12/31/07)

The table is revised to incorporate the following updated information:

	1 Year	5 Years	10 Years	Fund Inception
Institutional Class – Before Taxes	6.53%	17.81%	11.17%	14.18%
Institutional Class – After Taxes on Distributions	4.31%	16.08%	9.90%	12.18%
Institutional Class – After Taxes on Distributions and Sale of Fund Shares	5.99%	15.19%	9.37%	11.69%
Administrative Class	6.31%	17.31%	10.78%	13.82%
Russell 2000 Value Index	-9.78%	15.80%	9.06%	13.46%
Lipper Small-Cap Value Funds Average	-5.49%	14.93%	8.80%	12.19%

The footnotes to the Average Annual Total Returns table remain unchanged.

Disclosure Relating to the Allianz OCC Equity Premium Strategy Fund

The “Performance Information” section of the Fund Summary relating to the Fund is revised to incorporate the following updated performance information current through March 31, 2008:

Calendar Year Total Returns – Institutional Class

The bar chart is revised to reflect a total annual return in 2007 equal to 5.85%.

More Recent Return Information

The More Recent Return information is revised to reflect a return of -12.89% during the period 1/1/08 to 3/31/08.

Average Annual Total Returns (for periods ended 12/31/07)

The table is revised to incorporate the following updated information:

	1 Year	5 Years	10 Years	Fund Inception
Institutional Class – Before Taxes	5.85%	12.38%	9.90%	12.47%
Institutional Class – After Taxes on Distributions	3.54%	11.22%	5.93%	8.09%
Institutional Class – After Taxes on Distributions and Sale of Fund Shares	3.82%	10.15%	6.16%	8.24%
Administrative Class	5.55%	12.16%	9.61%	12.18%
S&P 500 Index	5.49%	12.83%	5.91%	11.27%
Lipper Large-Cap Core Funds Average	5.78%	11.72%	5.03%	9.85%

The footnotes to the Average Annual Total Returns table remain unchanged.

Disclosure Relating to the Allianz OCC Growth Fund

The “Performance Information” section of the Fund Summary relating to the Fund is revised to incorporate the following updated performance information current through March 31, 2008:

Calendar Year Total Returns – Institutional Class

The bar chart is revised to reflect a total annual return in 2007 equal to 19.12%.

More Recent Return Information

The More Recent Return information is revised to reflect a return of -12.06% during the period 1/1/08 to 3/31/08.

Average Annual Total Returns (for periods ended 12/31/07)

The table is revised to incorporate the following updated information:

	1 Year	5 Years	10 Years	Fund Inception
Institutional Class – Before Taxes	19.12%	14.99%	5.69%	12.64%
Institutional Class – After Taxes on Distributions	19.12%	14.99%	4.87%	10.57%
Institutional Class – After Taxes on Distributions and Sale of Fund Shares	12.43%	13.20%	4.71%	10.34%
Administrative Class	18.83%	14.71%	5.40%	12.34%
Russell 1000 Growth Index	11.81%	12.11%	3.83%	11.51%
Lipper Large-Cap Growth Funds Average	14.17%	11.83%	5.10%	13.52%

The footnotes to the Average Annual Total Returns table remain unchanged.

Disclosure Relating to the Allianz OCC International Equity Fund

The “Performance Information” section of the Fund Summary relating to the Fund is revised to contain the following performance information current through March 31, 2008:

Calendar Year Total Returns – Institutional Class

A bar chart is inserted to reflect a total annual return in 2007 equal to 11.87%.

More Recent Return Information

The More Recent Return information is revised to reflect a return of -10.75% during the period 1/1/08 to 3/31/08.

Highest Quarter Returns

The Highest Quarter Return information is revised to reflect a return of 6.21% in the Second Quarter of 2007.

Lowest Quarter Returns

The Lowest Quarter Return information is revised to reflect a return of -0.04% in the Fourth Quarter of 2007.

Average Annual Total Returns (for periods ended 12/31/07)

The table is revised to incorporate the following updated information:

	1 Year	Fund Inception (4)
Institutional Class – Before Taxes (1)	11.87%	17.27%
Institutional Class – After Taxes on Distributions (1)	8.37%	14.71%
Institutional Class – After Taxes on Distributions and Sale of Fund Shares (1)	8.25%	13.45%
MSCI EAFE Index net (2)	11.17%	17.88%
Lipper International Multi-Cap Value Funds Average (3)	8.61%	15.94%

(1)	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

(2)	The Morgan Stanley Capital International Europe Australasia Far East (“MSCI-EAFE”) Index is a widely recognized, unmanaged index of issuers located in the countries of Europe, Australia, and the Far East. It is not possible to invest directly in the index. Prior to November 1, 2006, performance data for the index was calculated gross of dividend tax withholding. Performance data presently shown for the index is net of dividend tax withholding. This recalculation results in lower performance for the index.

(3)	The Lipper International Multi-Cap Value Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest in a variety of market capitalization ranges and have 25% to 75% of their assets invested in companies strictly outside of the U.S. with market capitalizations (on a three-year weighted basis) greater than the 250th largest company in the S&P/Citigroup World ex-U.S. Broad Market Index. It does not take into consideration sales charges.

(4)	The Fund began operations on 7/05/06. Index comparisons begin on 7/31/06.

Disclosure Relating to the Allianz OCC Opportunity Fund

The “Performance Information” section of the Fund Summary relating to the Fund is revised to incorporate the following updated performance information current through March 31, 2008:

Calendar Year Total Returns – Institutional Class

The bar chart is revised to reflect a total annual return in 2007 equal to 8.76%.

More Recent Return Information

The More Recent Return information is revised to reflect a return of -20.68% during the period 1/1/08 to 3/31/08.

Average Annual Total Returns (for periods ended 12/31/07)

The table is revised to incorporate the following updated information:

	1 Year	5 Years	10 Years	Fund Inception
Institutional Class – Before Taxes	8.76%	19.86%	7.80%	14.12%
Institutional Class – After Taxes on Distributions	5.13%	18.97%	5.36%	11.43%
Institutional Class – After Taxes on Distributions and Sale of Fund Shares	6.87%	17.25%	5.45%	11.32%
Administrative Class	8.46%	19.54%	7.59%	13.86%
Russell 2000 Growth Index	7.05%	16.50%	4.32%	7.96%
Lipper Small-Cap Growth Funds Average	8.68%	15.47%	7.35%	8.89%

The footnotes to the Average Annual Total Returns table remain unchanged.

Disclosure Relating to the Allianz OCC Renaissance Fund

The “Performance Information” section of the Fund Summary relating to the Fund is revised to incorporate the following updated performance information current through March 31, 2008:

Calendar Year Total Returns – Institutional Class

The bar chart is revised to reflect a total annual return in 2007 equal to 5.97%.

More Recent Return Information

The More Recent Return information is revised to reflect a return of -11.28% during the period 1/1/08 to 3/31/08.

Average Annual Total Returns (for periods ended 12/31/07)

The table is revised to incorporate the following updated information:

	1 Year	5 Years	10 Years	Fund Inception
Institutional Class – Before Taxes	5.97%	16.29%	12.37%	13.73%
Institutional Class – After Taxes on Distributions	1.15%	14.04%	9.39%	10.81%
Institutional Class – After Taxes on Distributions and Sale of Fund Shares	5.84%	13.67%	9.31%	10.65%
Administrative Class	5.68%	15.97%	12.16%	13.48%
Russell Midcap Value Index	-1.42%	17.92%	10.18%	13.58%
Lipper Multi-Cap Value Funds Average (3)	0.33%	13.85%	7.72%	11.14%

Footnote 3 to the Average Annual Total Returns table is replaced with the following:

The Lipper Multi-Cap Value Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest in companies with a variety of capitalization ranges without concentrating in any one market capitalization range over an extended period of time. It does not take into account sales charges.

Disclosure Relating to the Allianz OCC Target Fund

The “Performance Information” section of the Fund Summary relating to the Fund is revised to incorporate the following updated performance information current through March 31, 2008:

Calendar Year Total Returns – Institutional Class

The bar chart is revised to reflect a total annual return in 2007 equal to 19.59%.

More Recent Return Information

The More Recent Return information is revised to reflect a return of -12.91% during the period 1/1/08 to 3/31/08.

Average Annual Total Returns (for periods ended 12/31/07)

The table is revised to incorporate the following updated information:

	1 Year	5 Years	10 Years	Fund Inception
Institutional Class – Before Taxes	19.59%	19.06%	10.18%	13.07%
Institutional Class – After Taxes on Distributions	17.48%	18.64%	9.01%	11.03%
Institutional Class – After Taxes on Distributions and Sale of Fund Shares	14.31%	16.79%	8.42%	10.54%
Administrative Class	19.30%	18.82%	10.02%	12.87%
Russell Midcap Growth Index	11.43%	17.90%	7.59%	10.31%
Lipper Mid-Cap Growth Funds Average	16.62%	16.48%	7.78%	9.97%

The footnotes to the Average Annual Total Returns table remain unchanged.

Disclosure Relating to the Allianz OCC Value Fund

The “Performance Information” section of the Fund Summary relating to the Fund is revised to incorporate the following updated performance information current through March 31, 2008:

Calendar Year Total Returns – Institutional Class

The bar chart is revised to reflect a total annual return in 2007 equal to -5.38%.

More Recent Return Information

The More Recent Return information is revised to reflect a return of -17.39% during the period 1/1/08 to 3/31/08.

Average Annual Total Returns (for periods ended 12/31/07)

The table is revised to incorporate the following updated information:

	1 Year	5 Years	10 Years	Fund Inception
Institutional Class – Before Taxes	-5.38%	14.96%	10.15%	12.99%
Institutional Class – After Taxes on Distributions	-9.44%	12.68%	7.19%	9.78%
Institutional Class – After Taxes on Distributions and Sale of Fund Shares	-1.56%	12.30%	7.26%	9.69%
Administrative Class	-5.60%	14.68%	9.85%	12.69%
Russell 1000 Value Index	-0.17%	14.63%	7.68%	12.17%
Lipper Large-Cap Value Funds Average	2.18%	13.12%	6.24%	10.52%

The footnotes to the Average Annual Total Returns table remain unchanged.

Disclosure Relating to All Funds

The sub-section captioned “Regulatory and Litigation Matters” in the section of the Prospectus titled “Management of the Funds” is replaced in its entirety with the following:

Regulatory and Litigation Matters

In September 2004, Allianz Global Fund Management, PEA Capital LLC (“PEA”) and AGID settled a regulatory action with the SEC that alleged violations of various antifraud provisions of the federal securities laws in connection with an alleged market timing arrangement involving trading of shares of the PEA Growth Fund (now the OCC Growth Fund), the PEA Opportunity Fund (now the OCC Opportunity Fund), the PEA Innovation Fund and the PEA Target Fund (now the OCC Target Fund). PEA, AGID and Allianz Global Investors of America L.P. (“AGI”) reached a settlement relating to the same subject matter with the Attorney General of the State of New Jersey in June 2004. AGI, Allianz Global Fund Management, PEA and AGID paid a total of $68 million to the SEC and New Jersey to settle the claims related to market timing. In addition to monetary payments, the settling parties agreed to undertake certain corporate governance, compliance and disclosure reforms related to market timing, and consented to cease and desist orders and censures. The settling parties did not admit or deny the findings in these settlements. Subsequent to these events, PEA deregistered as an investment adviser and dissolved.

Since February 2004, Allianz Global Fund Management, AGID and certain of their affiliates and employees, various Funds and other affiliated investment companies, the Funds’ sub-advisers, the Trust and certain current and former Trustees of the Trust have been named as defendants in eleven lawsuits filed in various jurisdictions, which have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. The lawsuits generally relate to the same allegations that are the subject of the regulatory proceedings discussed above. The lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts, restitution and waiver of or return of certain sales charges paid by Fund shareholders.

In July 2008, two individual shareholders of the Allianz OCC Target Fund and one individual shareholder of the Allianz OCC Growth Fund filed a civil action in Suffolk Superior Court in The Commonwealth of Massachusetts against the Trust and each of its Trustees to compel the Trust to allow the shareholders to inspect various books, records and other documents relating to the Trust’s securities lending program (the “Program”). Prior to bringing this action, these same shareholders had made demands relating to the Program, which the independent Trustees rejected. The action seeks inspection rights, but not any monetary damages other than reasonable attorneys’ fees and related costs. The Trust and Trustees intend to defend this action vigorously.

It is possible that these matters and/or other developments resulting from these matters could result in increased Fund redemptions or other adverse consequences to the Funds. However, Allianz Global Fund Management and AGID believe that these matters are not likely to have a material adverse effect on the Funds or on Allianz Global Fund Management’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Funds.

The foregoing speaks only as of the date of this Prospectus. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure will be updated if those developments are likely to have a material adverse effect on the Funds or on the ability of Allianz Global Fund Management, AGID or the Funds’ sub-advisers to perform their respective contracts with respect to the Funds.

Filed pursuant to Rule 497(e)
File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated July 9, 2008

to the Prospectus for Institutional and Administrative Class Shares of Allianz NACM Funds

Dated November 1, 2007 (as revised January 1, 2008)

Disclosure Relating to the Allianz NACM Emerging Markets Opportunities Fund

The Allianz NACM Emerging Markets Opportunities Fund has changed the range of its approximate number of portfolio holdings. The disclosure in the Fund Summary relating to the Fund and the Summary Information table in the Prospectus is revised to reflect the “Approximate Number of Holdings” as between “100-150.”

The “Performance Information” section of the Fund Summary relating to the Fund is revised to incorporate the following updated performance information current through March 31, 2008:

Calendar Year Total Returns — Institutional Class

The bar chart is revised to reflect a total annual return in 2007 equal to 48.50%.

More Recent Return Information

The More Recent Return information is revised to reflect a return of -11.26% during the period 1/1/08 to 3/31/08.

Average Annual Total Returns (for periods ended 12/31/07)

The table is revised to incorporate the following updated information:

	1 Year	Fund Inception
Institutional Class — Before Taxes	48.50%	43.89%
Institutional Class — After Taxes on Distributions	47.49%	43.04%
Institutional Class — After Taxes on Distributions and Sale of Fund Shares	32.78%	38.87%
MSCI Emerging Markets Index	39.39%	37.66%
Lipper Emerging Markets Funds Average	36.48%	35.80%

The footnotes to the Average Annual Total Returns table remain unchanged.

Disclosure Relating to the Allianz NACM Global Fund

The Allianz NACM Global Fund has changed the range of its approximate number of portfolio holdings. The disclosure in the Fund Summary relating to the Fund and the Summary Information table in the Prospectus is revised to reflect the “Approximate Number of Holdings” as between “50-100.”

The “Performance Information” section of the Fund Summary relating to the Fund is revised to incorporate the following updated performance information current through March 31, 2008:

Calendar Year Total Returns — Institutional Class

The bar chart is revised to reflect a total annual return in 2007 equal to 16.84%.

More Recent Return Information

The More Recent Return information is revised to reflect a return of -9.65% during the period 1/1/08 to 3/31/08.

Average Annual Total Returns (for periods ended 12/31/07)

The table is revised to incorporate the following updated information:

	1 Year	5 Years	Fund Inception
Institutional Class — Before Taxes	16.84%	21.10%	20.15%
Institutional Class — After Taxes on Distributions	14.22%	19.11%	18.31%
Institutional Class — After Taxes on Distributions and Sale of Fund Shares	11.89%	17.57%	16.85%
Administrative Class	16.55%	20.80%	19.86%
MSCI ACWI Free Index	11.66%	18.24%	15.87%
Lipper Global Multi-Cap Growth Funds Average	15.75%	18.65%	16.15%

The footnotes to the Average Annual Total Returns table remain unchanged.

Disclosure Relating to the Allianz NACM Growth Fund

The Allianz NACM Growth Fund has changed its investment guidelines so as to define large capitalization companies as those with market capitalizations comparable to the companies included in the Russell 1000 Growth Index (i.e., a market capitalization of between approximately $1.4 billion and approximately $469 billion as of May 30, 2008). The second sentence of the Fund’s Fund Summary and references to the Fund’s “Approximate Primary Capitalization Range” are revised to reflect this definition.

The “Performance Information” section of the Fund Summary relating to the Fund is revised to incorporate the following updated performance information current through March 31, 2008:

Calendar Year Total Returns — Institutional Class

The bar chart is revised to reflect a total annual return in 2007 equal to 17.73%.

More Recent Return Information

The More Recent Return information is revised to reflect a return of -14.10% during the period 1/1/08 to 3/31/08.

Average Annual Total Returns (for periods ended 12/31/07)

The table is revised to incorporate the following updated information:

	1 Year	5 Years	Fund Inception
Institutional Class — Before Taxes	17.73%	13.63%	12.68%
Institutional Class — After Taxes on Distributions	17.09%	12.77%	11.90%
Institutional Class — After Taxes on Distributions and Sale of Fund Shares	11.70%	11.52%	10.73%
Administrative Class	17.45%	13.36%	12.41%
Russell 1000 Growth Index	11.81%	12.11%	10.36%
Lipper Multi-Cap Growth Funds Average	14.99%	15.48%	13.48%

The footnotes to the Average Annual Total Returns table remain unchanged.

Disclosure Relating to the Allianz NACM International Fund

The “Performance Information” section of the Fund Summary relating to the Fund is revised to incorporate the following updated performance information current through March 31, 2008:

Calendar Year Total Returns — Institutional Class

The bar chart is revised to reflect a total annual return in 2007 equal to 3.76%.

More Recent Return Information

The More Recent Return information is revised to reflect a return of -10.74% during the period 1/1/08 to 3/31/08.

Average Annual Total Returns (for periods ended 12/31/07)

The table is revised to incorporate the following updated information:

	1 Year	5 Years	Fund Inception
Institutional Class — Before Taxes	3.76%	24.81%	14.06%
Institutional Class — After Taxes on Distributions	-0.77%	22.59%	12.43%
Institutional Class — After Taxes on Distributions and Sale of Fund Shares	3.59%	20.95%	11.57%
Administrative Class	3.52%	24.50%	13.78%
MSCI EAFE Index	11.17%	21.59%	10.12%
Lipper International Multi-Cap Core Funds Average	12.05%	20.76%	10.30%

The footnotes to the Average Annual Total Returns table remain unchanged.

Disclosure Relating to the Allianz NACM Mid-Cap Growth Fund

The “Performance Information” section of the Fund Summary relating to the Fund is revised to incorporate the following updated performance information current through March 31, 2008:

Calendar Year Total Returns — Institutional Class

The bar chart is revised to reflect a total annual return in 2007 equal to 8.92%.

More Recent Return Information

The More Recent Return information is revised to reflect a return of -10.06% during the period 1/1/08 to 3/31/08.

Average Annual Total Returns (for periods ended 12/31/07)

The table is revised to incorporate the following updated information:

	1 Year	Fund Inception
Institutional Class — Before Taxes	8.92%	11.75%
Institutional Class — After Taxes on Distributions	5.57%	10.20%
Institutional Class — After Taxes on Distributions and Sale of Fund Shares	7.12%	9.50%
Russell Midcap Growth Index	11.43%	11.53%
Lipper Mid-Cap Core Funds Average	6.24%	8.36%

The footnotes to the Average Annual Total Returns table remain unchanged.

Disclosure Relating to the Allianz NACM Pacific Rim Fund

The “Performance Information” section of the Fund Summary relating to the Fund is revised to incorporate the following updated performance information current through March 31, 2008:

Calendar Year Total Returns — Institutional Class

The bar chart is revised to reflect a total annual return in 2007 equal to 22.27%.

More Recent Return Information

The More Recent Return information is revised to reflect a return of -10.56% during the period 1/1/08 to 3/31/08.

Average Annual Total Returns (for periods ended 12/31/07)

The table is revised to incorporate the following updated information:

	1 Year	5 Years	10 Years	Fund Inception
Institutional Class — Before Taxes	22.27%	28.55%	16.27%	16.27%
Institutional Class — After Taxes on Distributions	19.23%	27.18%	12.46%	12.46%
Institutional Class — After Taxes on Distributions and Sale of Fund Shares	16.50%	25.06%	11.97%	11.97%
MSCI Pacific Index	5.30%	19.01%	6.83%	6.83%
Lipper Pacific Region Funds Average	16.19%	24.43%	10.17%	10.17%

The footnotes to the Average Annual Total Returns table remain unchanged.

Disclosure Relating to All Funds

The sub-section captioned “Regulatory and Litigation Matters” in the section of the Prospectus titled “Management of the Funds” is replaced in its entirety with the following:

Regulatory and Litigation Matters

In September 2004, Allianz Global Fund Management, PEA Capital LLC (“PEA”) and AGID settled a regulatory action with the SEC that alleged violations of various antifraud provisions of the federal securities laws in connection with an alleged market timing arrangement involving trading of shares of the PEA Growth Fund (now the OCC Growth Fund), the PEA Opportunity Fund (now the OCC Opportunity Fund), the PEA Innovation Fund and the PEA Target Fund (now the OCC Target Fund). PEA, AGID and Allianz Global Investors of America L.P. (“AGI”) reached a settlement relating to the same subject matter with the Attorney

General of the State of New Jersey in June 2004. AGI, Allianz Global Fund Management, PEA and AGID paid a total of $68 million to the SEC and New Jersey to settle the claims related to market timing. In addition to monetary payments, the settling parties agreed to undertake certain corporate governance, compliance and disclosure reforms related to market timing, and consented to cease and desist orders and censures. The settling parties did not admit or deny the findings in these settlements. Subsequent to these events, PEA deregistered as an investment adviser and dissolved.

Since February 2004, Allianz Global Fund Management, AGID and certain of their affiliates and employees, various Funds and other affiliated investment companies, the Funds’ sub-advisers, the Trust and certain current and former Trustees of the Trust have been named as defendants in eleven lawsuits filed in various jurisdictions, which have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. The lawsuits generally relate to the same allegations that are the subject of the regulatory proceedings discussed above. The lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts, restitution and waiver of or return of certain sales charges paid by Fund shareholders.

In July 2008, two individual shareholders of the Allianz OCC Target Fund and one individual shareholder of the Allianz OCC Growth Fund filed a civil action in Suffolk Superior Court in The Commonwealth of Massachusetts against the Trust and each of its Trustees to compel the Trust to allow the shareholders to inspect various books, records and other documents relating to the Trust’s securities lending program (the “Program”). Prior to bringing this action, these same shareholders had made demands relating to the Program, which the independent Trustees rejected. The action seeks inspection rights, but not any monetary damages other than reasonable attorneys’ fees and related costs. The Trust and Trustees intend to defend this action vigorously.

It is possible that these matters and/or other developments resulting from these matters could result in increased Fund redemptions or other adverse consequences to the Funds. However, Allianz Global Fund Management and AGID believe that these matters are not likely to have a material adverse effect on the Funds or on Allianz Global Fund Management’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Funds.

The foregoing speaks only as of the date of this Prospectus. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure will be updated if those developments are likely to have a material adverse effect on the Funds or on the ability of Allianz Global Fund Management, AGID or the Funds’ sub-advisers to perform their respective contracts with respect to the Funds.

Filed pursuant to Rule 497(e)
File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated July 9, 2008

to the Prospectus for Institutional and Administrative Class Shares of Allianz RCM Funds Dated November 1, 2007 (as revised January 1, 2008)

Disclosure Relating to the Allianz RCM Global Resources Fund

The “Performance Information” section of the Fund Summary relating to the Fund is revised to incorporate the following updated performance information current through March 31, 2008:

Calendar Year Total Returns – Institutional Class

The bar chart is revised to reflect a total annual return in 2007 equal to 53.30%.

More Recent Return Information

The More Recent Return information is revised to reflect a return of -9.43% during the period 1/1/08 to 3/31/08.

Average Annual Total Returns (for periods ended 12/31/07)

The table is revised to incorporate the following updated information:

	1 Year	Fund Inception
Institutional Class – Before Taxes	53.30%	37.16%
Institutional Class – After Taxes on Distributions	52.53%	34.35%
Institutional Class – After Taxes on Distributions and Sale of Fund Shares	35.24%	31.23%
MSCI World Index	9.04%	14.14%
World Energy & Materials Composite	31.14%	27.64%
Lipper Global Natural Resources Funds Average (4)	39.76%	33.20%

Footnote 4 to the Average Annual Total Returns table is replaced with the following:

The Lipper Global Natural Resources Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in the equity securities of domestic and foreign companies engaged in natural resources. It does not take into account sales charges.

Disclosure Relating to the Allianz RCM Global Small-Cap Fund

The “Performance Information” section of the Fund Summary relating to the Fund is revised to incorporate the following updated performance information current through March 31, 2008:

Calendar Year Total Returns – Institutional Class

The bar chart is revised to reflect a total annual return in 2007 equal to 5.36%.

More Recent Return Information

The More Recent Return information is revised to reflect a return of -13.74% during the period 1/1/08 to 3/31/08.

Average Annual Total Returns (for periods ended 12/31/07)

The table is revised to incorporate the following updated information:

	1 Year	5 Years	10 Years	Fund Inception
Institutional Class – Before Taxes	5.36%	23.98%	14.32%	15.29%
Institutional Class – After Taxes on Distributions	4.12%	23.68%	13.38%	13.94%
Institutional Class – After Taxes on Distributions and Sale of Fund Shares	5.14%	21.43%	12.37%	12.97%
MSCI World Small-Cap Index	0.79%	21.80%	10.60%	9.01%
Lipper Global Small-/Mid-Cap Funds Average (3)	9.08%	21.27%	10.53%	9.88%

Footnote 3 to the Average Annual Total Returns table is replaced with the following:

The Lipper Global Small-/Mid-Cap Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least 75% of their equity assets in companies both inside and outside of the U.S. with market capitalizations (on a three-year weighted basis) less than the 500th largest company in the S&P/Citigroup World Broad Market Index. It does not take into consideration sales charges.

Disclosure Relating to the Allianz RCM International Growth Equity Fund

The “Performance Information” section of the Fund Summary relating to the Fund is revised to incorporate the following updated performance information current through March 31, 2008:

Calendar Year Total Returns – Institutional Class

The bar chart is revised to reflect a total annual return in 2007 equal to 16.53%.

More Recent Return Information

The More Recent Return information is revised to reflect a return of -8.15% during the period 1/1/08 to 3/31/08.

Average Annual Total Returns (for periods ended 12/31/07)

The table is revised to incorporate the following updated information:

	1 Year	5 Years	10 Years	Fund Inception
Institutional Class – Before Taxes	16.53%	19.63%	5.61%	8.44%
Institutional Class – After Taxes on Distributions	15.95%	19.17%	4.50%	7.01%
Institutional Class – After Taxes on Distributions and Sale of Fund Shares	10.73%	17.14%	4.28%	6.64%
Administrative Class	16.27%	19.26%	5.27%	8.10%
MSCI EAFE Index	11.17%	21.59%	8.66%	8.01%
MSCI EAFE Growth Index	16.45%	19.85%	6.46%	6.02%
Lipper International Large Cap Growth Funds Average	14.24%	18.84%	6.63%	7.92%

The footnotes to the Average Annual Total Returns table remain unchanged.

Disclosure Relating to the Allianz RCM Large-Cap Growth Fund

The “Performance Information” section of the Fund Summary relating to the Fund is revised to incorporate the following updated performance information current through March 31, 2008:

Calendar Year Total Returns – Institutional Class

The bar chart is revised to reflect a total annual return in 2007 equal to 13.51%.

More Recent Return Information

The More Recent Return information is revised to reflect a return of -12.32% during the period 1/1/08 to 3/31/08.

Average Annual Total Returns (for periods ended 12/31/07)

The table is revised to incorporate the following updated information:

	1 Year	5 Years	10 Years	Fund Inception
Institutional Class – Before Taxes	13.51%	11.34%	7.00%	9.06%
Institutional Class – After Taxes on Distributions	12.06%	10.81%	5.80%	7.75%
Institutional Class – After Taxes on Distributions and Sale of Fund Shares	10.48%	9.83%	5.67%	7.46%
Administrative Class	13.26%	11.09%	6.75%	8.80%
Russell 1000 Growth Index (2)	11.81%	12.11%	3.83%	6.01%
S&P 500 Index	5.49%	12.83%	5.91%	8.15%
Lipper Large-Cap Growth Funds Average	14.17%	11.83%	5.10%	6.62%

The footnotes to the Average Annual Total Returns table currently numbered 2, 3 and 4 are renumbered 3, 4 and 5, respectively, and the references in the table itself to these footnotes are renumbered accordingly. A new footnote number 2 relating to the Russell 1000 Growth Index is inserted to read as follows:

The Russell 1000 Growth Index is an unmanaged index that measures the performance of companies in the Russell 1000 Index considered to have a greater than average growth orientation. It is not possible to invest directly in the index. The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which consists of the 3,000 largest U.S. companies based on total market capitalization. The Russell 1000 Growth Index replaced the S&P 500 Index as the Fund’s primary benchmark because the Adviser believes the Russell 1000 Growth Index is more representative of the Fund’s investment strategy.

Disclosure Relating to the Allianz RCM Mid-Cap Fund

The “Performance Information” section of the Fund Summary relating to the Fund is revised to incorporate the following updated performance information current through March 31, 2008:

Calendar Year Total Returns – Institutional Class

The bar chart is revised to reflect a total annual return in 2007 equal to 14.27%.

More Recent Return Information

The More Recent Return information is revised to reflect a return of -10.67% during the period 1/1/08 to 3/31/08.

Average Annual Total Returns (for periods ended 12/31/07)

The table is revised to incorporate the following updated information:

	1 Year	5 Years	10 Years	Fund Inception
Institutional Class – Before Taxes	14.27%	14.75%	7.50%	15.31%
Institutional Class – After Taxes on Distributions	14.11%	13.59%	3.49%	10.37%
Institutional Class – After Taxes on Distributions and Sale of Fund Shares	9.49%	12.40%	4.25%	10.69%
Administrative Class	14.21%	14.43%	7.19%	15.01%
Russell Midcap Index	5.60%	18.21%	9.91%	14.73%
Russell Midcap Growth Index	11.43%	17.90%	7.59%	13.64%
Lipper Mid-Cap Growth Funds Average	16.62%	16.48%	7.78%	12.43%

The footnotes to the Average Annual Total Returns table remain unchanged.

Disclosure Relating to the Allianz RCM Small-Cap Growth Fund

The “Performance Information” section of the Fund Summary relating to the Fund is revised to incorporate the following updated performance information current through March 31, 2008:

Calendar Year Total Returns – Institutional Class

The bar chart is revised to reflect a total annual return in 2007 equal to 10.36%.

More Recent Return Information

The More Recent Return information is revised to reflect a return of -15.76% during the period 1/1/08 to 3/31/08.

Lowest Quarter Returns

The Lowest Quarter Return information is revised to reflect a return of -5.44% in the Fourth Quarter of 2007.

Average Annual Total Returns (for periods ended 12/31/07)

The table is revised to incorporate the following updated information:

	1 Year	Fund Inception
Institutional Class – Before Taxes	10.36%	10.23%
Institutional Class – After Taxes on Distributions	8.75%	9.28%
Institutional Class – After Taxes on Distributions and Sale of Fund Shares	7.19%	8.31%
Russell 2000 Growth Index	7.05%	10.15%
Lipper Small-Cap Growth Funds Average	8.68%	9.53%

The footnotes to the Average Annual Total Returns table remain unchanged.

Disclosure Relating to the Allianz RCM Strategic Growth Fund

The “Performance Information” section of the Fund Summary relating to the Fund is revised to contain the following updated performance information current through March 31, 2008:

Calendar Year Total Returns – Institutional Class

A bar chart is inserted to reflect a total annual return in 2007 equal to 22.36%.

More Recent Return Information

The More Recent Return information is revised to reflect a return of -12.17% during the period 1/1/08 to 3/31/08.

Highest Quarter Returns

The Highest Quarter Return information is revised to reflect a return of 8.73% in the Third Quarter of 2007.

Lowest Quarter Returns

The Lowest Quarter Return information is revised to reflect a return of 2.62% in the First Quarter of 2007.

Average Annual Total Returns (for periods ended 12/31/07)

The table is revised to incorporate the following updated information:

	1 Year	Fund Inception (3/31/06) (5)
Institutional Class – Before Taxes (1)	22.36%	11.60%
Institutional Class – After Taxes on Distributions (1)	21.52%	11.16%
Institutional Class – After Taxes on Distributions and Sale of Fund Shares (1)	14.90%	9.75%
Administrative Class	22.05%	11.35%
Russell 3000 Growth Index (2)	11.40%	9.47%
Russell 1000 Growth Index (3)	11.81%	10.08%
Lipper Multi-Cap Growth Funds Average (4)	14.99%	9.97%

(1)	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for Administrative Class shares will vary.

(2)	The Russell 3000 Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000 companies with higher price-to-book ratios and higher forecasted growth values. It is not possible to invest directly in the index.

(3)	The Russell 1000 Growth Index is an unmanaged index that measures the performance of companies in the Russell 1000 Index considered to have a greater than average growth orientation. It is not possible to invest directly in the index. The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which consists of the 3,000 largest U.S. companies based on total market capitalization.

(4)	The Lipper Multi-Cap Growth Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest in companies with a variety of capitalization ranges without concentrating in any one market capitalization range over an extended period of time. It does not take into account sales charges.

(5)	The Fund began operations on 3/31/06. Index comparisons begin on 3/31/06.

Disclosure Relating to the Allianz RCM Technology Fund

The “Performance Information” section of the Fund Summary is revised to incorporate the following updated performance information current through March 31, 2008:

Calendar Year Total Returns – Institutional Class

The bar chart is revised to reflect a total annual return in 2007 equal to 29.27%.

More Recent Return Information

The More Recent Return information is revised to reflect a return of -18.55% during the period 1/1/08 to 3/31/08.

Average Annual Total Returns (for periods ended 12/31/07)

The table is revised to incorporate the following updated information:

	1 Year	5 Years	10 Years	Fund Inception
Institutional Class – Before Taxes	29.27%	24.13%	15.33%	17.18%
Institutional Class – After Taxes on Distributions	28.58%	23.99%	15.06%	16.38%
Institutional Class – After Taxes on Distributions and Sale of Fund Shares	19.94%	21.56%	13.80%	15.22%
Administrative Class	28.93%	23.82%	15.04%	16.89%
NASDAQ Composite Index	9.81%	14.71%	5.38%	8.01%
S&P North American Technology Sector Index (2)	16.93%	15.58%	5.69%	9.35%
Lipper Global Science & Technology Funds Average (3)	16.67%	17.22%	7.71%	9.36%

Footnote 2 to the Average Annual Total Returns table, which refers to the Goldman Sachs Technology Index, is replaced with the following:

On March 28, 2008, the Goldman Sachs Technology Index became the S&P North American Technology Sector Index. The S&P North American Technology Sector Index is a modified capitalization-weighted index of selected technology and internet-related stocks. It is not possible to invest directly in the index.

Footnote 3 is replaced with the following:

The Lipper Global Science & Technology Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in the equity securities of domestic and foreign companies engaged in science and technology. It does not take into consideration sales charges.

Disclosure Relating to All Funds

The sub-section captioned “Regulatory and Litigation Matters” in the section of the Prospectus titled “Management of the Funds” is replaced in its entirety with the following:

Regulatory and Litigation Matters

In September 2004, Allianz Global Fund Management, PEA Capital LLC (“PEA”) and AGID settled a regulatory action with the SEC that alleged violations of various antifraud provisions of the federal securities laws in connection with an alleged market timing arrangement involving trading of shares of the PEA Growth Fund (now the OCC Growth Fund), the PEA Opportunity Fund (now the OCC Opportunity Fund), the PEA Innovation Fund and the PEA Target Fund (now the OCC Target Fund). PEA, AGID and Allianz Global Investors of America L.P. (“AGI”) reached a settlement relating to the same subject matter with the Attorney General of the State of New Jersey in June 2004. AGI, Allianz Global Fund Management, PEA and AGID paid a total of $68 million to the SEC and New Jersey to settle the claims related to market timing. In addition to monetary payments, the settling parties agreed to undertake certain corporate governance, compliance and disclosure reforms related to market timing, and consented to cease and desist orders and censures. The settling parties did not admit or deny the findings in these settlements. Subsequent to these events, PEA deregistered as an investment adviser and dissolved.

Since February 2004, Allianz Global Fund Management, AGID and certain of their affiliates and employees, various Funds and other affiliated investment companies, the Funds’ sub-advisers, the Trust and certain current and former Trustees of the Trust have been named as defendants in eleven lawsuits filed in various jurisdictions, which have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. The lawsuits generally relate to the same allegations that are the subject of the regulatory proceedings discussed above. The lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts, restitution and waiver of or return of certain sales charges paid by Fund shareholders.

In July 2008, two individual shareholders of the Allianz OCC Target Fund and one individual shareholder of the Allianz OCC Growth Fund filed a civil action in Suffolk Superior Court in The Commonwealth of Massachusetts against the Trust and each of its Trustees to compel the Trust to allow the shareholders to inspect various books, records and other documents relating to the Trust’s securities lending program (the “Program”). Prior to bringing this action, these same shareholders had made demands relating to the Program, which the independent Trustees rejected. The action seeks inspection rights, but not any monetary damages other than reasonable attorneys’ fees and related costs. The Trust and Trustees intend to defend this action vigorously.

It is possible that these matters and/or other developments resulting from these matters could result in increased Fund redemptions or other adverse consequences to the Funds. However, Allianz Global Fund Management and AGID believe that these matters are not likely to have a material adverse effect on the Funds or on Allianz Global Fund Management’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Funds.

The foregoing speaks only as of the date of this Prospectus. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure will be updated if those developments are likely to have a material adverse effect on the Funds or on the ability of Allianz Global Fund Management, AGID or the Funds’ sub-advisers to perform their respective contracts with respect to the Funds.

Filed pursuant to Rule 497(e)
File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated July 9, 2008

to the Prospectus for Institutional and Administrative Class Shares of Allianz Global Investors Multi-Style Fund

Dated November 1, 2007 (as revised January 1, 2008)

The “Performance Information” section of the Fund Summary relating to the Fund is revised to incorporate the following updated performance information current through March 31, 2008:

Calendar Year Total Returns – Institutional Class

The bar chart is revised to reflect a total annual return in 2007 equal to 7.79%.

More Recent Return Information

The More Recent Return information is revised to reflect a return of -6.41% during the period 1/1/08 to 3/31/08.

Average Annual Total Returns (for periods ended 12/31/07)

The table is revised to incorporate the following updated information:

	1 Year	5 Years	Fund Inception
Institutional Class – Before Taxes	7.79%	12.25%	7.90%
Institutional Class – After Taxes on Distributions	3.70%	10.49%	5.87%
Institutional Class – After Taxes on Distributions and Sale of Fund Shares	5.52%	9.72%	5.65%
Russell 3000 Index	5.14%	13.63%	6.48%
Lehman Brothers Aggregate Bond Index	6.97%	4.42%	5.56%
Lipper Mixed-Asset Target Allocation Moderate Funds Average	5.35%	9.56%	5.69%
Blended Index	7.37%	11.18%	6.72%

The footnotes to the Average Annual Total Returns table remain unchanged.

The sub-section captioned “Regulatory and Litigation Matters” in the section of the Prospectus titled “Management of the Fund” is replaced in its entirety with the following:

Regulatory and Litigation Matters

In September 2004, Allianz Global Fund Management, PEA Capital LLC (“PEA”) and AGID settled a regulatory action with the SEC that alleged violations of various antifraud provisions of the federal securities laws in connection with an alleged market timing arrangement involving trading of shares of the PEA Growth Fund (now the OCC Growth Fund), the PEA Opportunity Fund (now the OCC Opportunity Fund), the PEA Innovation Fund and the PEA Target Fund (now the OCC Target Fund). PEA, AGID and Allianz Global Investors of America L.P. (“AGI”) reached a settlement relating to the same subject matter with the Attorney General of the State of New Jersey in June 2004. AGI, Allianz Global Fund Management, PEA and AGID paid a total of $68 million to the SEC and New Jersey to settle the claims related to market timing. In addition to monetary payments, the settling parties agreed to undertake certain corporate governance, compliance and disclosure reforms related to market timing, and consented to cease and desist orders and censures. The settling parties did not admit or deny the findings in these settlements. Subsequent to these events, PEA deregistered as an investment adviser and dissolved.

Since February 2004, Allianz Global Fund Management, AGID and certain of their affiliates and employees, the Fund, various Underlying Funds and other affiliated investment companies, the Fund’s and the Underlying Funds’ sub-advisers, the Trust and certain current and former Trustees of the Trust have been named as defendants in eleven lawsuits filed in various jurisdictions, which have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. The lawsuits generally relate to the same allegations that are the subject of the regulatory proceedings discussed above. The lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts, restitution and waiver of or return of certain sales charges paid by shareholders of the Fund and the Underlying Funds.

In July 2008, two individual shareholders of the Allianz OCC Target Fund and one individual shareholder of the Allianz OCC Growth Fund filed a civil action in Suffolk Superior Court in The Commonwealth of Massachusetts against the Trust and each of its Trustees to compel the Trust to allow the shareholders to inspect various books, records and other documents relating to the Trust’s securities lending program (the “Program”). Prior to bringing this action, these same shareholders had made demands relating to the Program, which the independent Trustees rejected. The action seeks inspection rights, but not any monetary damages other than reasonable attorneys’ fees and related costs. The Trust and Trustees intend to defend this action vigorously.

It is possible that these matters and/or other developments resulting from these matters could result in increased Fund redemptions or other adverse consequences to the Fund and the Underlying Funds. However, Allianz Global Fund Management and AGID believe that these matters are not likely to have a material adverse effect on the Fund and the Underlying Funds or on Allianz Global Fund Management’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Fund and the Underlying Funds.

The foregoing speaks only as of the date of this Prospectus. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure will be updated if those developments are likely to have a material adverse effect on the Fund and the Underlying Funds or on the ability of Allianz Global Fund Management, AGID or the Fund’s sub-advisers to perform their respective contracts with respect to the Fund and the Underlying Funds.

Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated July 9, 2008

to the Prospectus for Class P Shares of Allianz Domestic Stock Funds

Dated July 1, 2008

Disclosure Relating to All Funds

The sub-section captioned “Regulatory and Litigation Matters” in the section of the Prospectus titled “Management of the Funds” is replaced in its entirety with the following:

Regulatory and Litigation Matters

In September 2004, Allianz Global Fund Management, PEA Capital LLC (“PEA”) and AGID settled a regulatory action with the SEC that alleged violations of various antifraud provisions of the federal securities laws in connection with an alleged market timing arrangement involving trading of shares of the PEA Growth Fund (now the OCC Growth Fund), the PEA Opportunity Fund (now the OCC Opportunity Fund), the PEA Innovation Fund and the PEA Target Fund (now the OCC Target Fund). PEA, AGID and Allianz Global Investors of America L.P. (“AGI”) reached a settlement relating to the same subject matter with the Attorney General of the State of New Jersey in June 2004. AGI, Allianz Global Fund Management, PEA and AGID paid a total of $68 million to the SEC and New Jersey to settle the claims related to market timing. In addition to monetary payments, the settling parties agreed to undertake certain corporate governance, compliance and disclosure reforms related to market timing, and consented to cease and desist orders and censures. The settling parties did not admit or deny the findings in these settlements. Subsequent to these events, PEA deregistered as an investment adviser and dissolved.

Since February 2004, Allianz Global Fund Management, AGID and certain of their affiliates and employees, various Funds and other affiliated investment companies, the Funds’ sub-advisers, the Trust and certain current and former Trustees of the Trust have been named as defendants in eleven lawsuits filed in various jurisdictions, which have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. The lawsuits generally relate to the same allegations that are the subject of the regulatory proceedings discussed above. The lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts, restitution and waiver of or return of certain sales charges paid by Fund shareholders.

In July 2008, two individual shareholders of the Allianz OCC Target Fund and one individual shareholder of the Allianz OCC Growth Fund filed a civil action in Suffolk Superior Court in The Commonwealth of Massachusetts against the Trust and each of its Trustees to compel the Trust to allow the shareholders to inspect various books, records and other documents relating to the Trust’s securities lending program (the “Program”). Prior to bringing this action, these same shareholders had made demands relating to the Program, which the independent Trustees rejected. The action seeks inspection rights, but not any monetary damages other than reasonable attorneys’ fees and related costs. The Trust and Trustees intend to defend this action vigorously.

It is possible that these matters and/or other developments resulting from these matters could result in increased Fund redemptions or other adverse consequences to the Funds. However, Allianz Global Fund Management and AGID believe that these matters are not likely to have a material adverse effect on the Funds or on Allianz Global Fund Management’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Funds.

The foregoing speaks only as of the date of this Prospectus. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure will be updated if those developments are likely to have a material adverse effect on the Funds or on the ability of Allianz Global Fund Management, AGID or the Funds’ sub-advisers to perform their respective contracts with respect to the Funds.

Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated July 9, 2008

to the Prospectus for Class P Shares of Allianz International/Sector Stock Funds

Dated July 1, 2008

Disclosure Relating to All Funds

The sub-section captioned “Regulatory and Litigation Matters” in the section of the Prospectus titled “Management of the Funds” is replaced in its entirety with the following:

Regulatory and Litigation Matters

In September 2004, Allianz Global Fund Management, PEA Capital LLC (“PEA”) and AGID settled a regulatory action with the SEC that alleged violations of various antifraud provisions of the federal securities laws in connection with an alleged market timing arrangement involving trading of shares of the PEA Growth Fund (now the OCC Growth Fund), the PEA Opportunity Fund (now the OCC Opportunity Fund), the PEA Innovation Fund and the PEA Target Fund (now the OCC Target Fund). PEA, AGID and Allianz Global Investors of America L.P. (“AGI”) reached a settlement relating to the same subject matter with the Attorney General of the State of New Jersey in June 2004. AGI, Allianz Global Fund Management, PEA and AGID paid a total of $68 million to the SEC and New Jersey to settle the claims related to market timing. In addition to monetary payments, the settling parties agreed to undertake certain corporate governance, compliance and disclosure reforms related to market timing, and consented to cease and desist orders and censures. The settling parties did not admit or deny the findings in these settlements. Subsequent to these events, PEA deregistered as an investment adviser and dissolved.

Since February 2004, Allianz Global Fund Management, AGID and certain of their affiliates and employees, various Funds and other affiliated investment companies, the Funds’ sub-advisers, the Trust and certain current and former Trustees of the Trust have been named as defendants in eleven lawsuits filed in various jurisdictions, which have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. The lawsuits generally relate to the same allegations that are the subject of the regulatory proceedings discussed above. The lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts, restitution and waiver of or return of certain sales charges paid by Fund shareholders.

In July 2008, two individual shareholders of the Allianz OCC Target Fund and one individual shareholder of the Allianz OCC Growth Fund filed a civil action in Suffolk Superior Court in The Commonwealth of Massachusetts against the Trust and each of its Trustees to compel the Trust to allow the shareholders to inspect various books, records and other documents relating to the Trust’s securities lending program (the “Program”). Prior to bringing this action, these same shareholders had made demands relating to the Program, which the independent Trustees rejected. The action seeks inspection rights, but not any monetary damages other than reasonable attorneys’ fees and related costs. The Trust and Trustees intend to defend this action vigorously.

It is possible that these matters and/or other developments resulting from these matters could result in increased Fund redemptions or other adverse consequences to the Funds. However, Allianz Global Fund Management and AGID believe that these matters are not likely to have a material adverse effect on the Funds or on Allianz Global Fund Management’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Funds.

The foregoing speaks only as of the date of this Prospectus. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure will be updated if those developments are likely to have a material adverse effect on the Funds or on the ability of Allianz Global Fund Management, AGID or the Funds’ sub-advisers to perform their respective contracts with respect to the Funds.